UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21237

                                                            Unified Series Trust
(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300
Indianapolis, IN                                             46208
(Address of principal executive offices)       (Zip code)

Christopher E. Kashmerick
Huntington Asset Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:        9/30

Date of reporting period:   3/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2011

Fund Adviser:

Pekin Singer Strauss Asset Management
21 S. Clark Street, Suite 3325
Chicago, IL 60603

Toll Free (800) 470-1029

www.appleseedfund.com

 April 15, 2011

Dear Appleseed Shareholder:

The Bull Market that began March 10, 2009 continued charging ahead in the first quarter of 2011.  The S&P 500 increased 6% in the first three months of the year in the face of all kinds of reasons for the market not to increase—perhaps giving credence to the adage that the market likes to climb a “Wall of Worry.”

Our view for awhile now has been that there is a significant disconnect between the underpinnings of the robust financial markets and the less-than-robust economy.  Yes, business is improving, but only moderately so; and yes, corporate profits increased dramatically in the past year, but it’s not because business has been especially strong.  Rather, corporate managements adopted a take-no-prisoners approach to cutting costs in 2009 and the year earlier comparisons were easy because we were in a recession.  And, yes again, the bond market has been strong, but, aside from the artificial support of the Federal Reserve purchasing U.S. Treasuries and maintaining interest rates near historic lows, we believe the strength is unsustainable given the prospect of accelerating rates of inflation.

As for the stock market, yes, it has treated investors very well, but it may be that stocks have recently become the default place for investors to allocate their capital.  Investors find it especially difficult to sit on the sidelines when the return on cash is near zero and the real (inflation-adjusted) return on cash is decidedly negative.

During the past six months, the Appleseed Fund underperformed the surging market while posting an attractive total return of 10.0%.  During the same period, the Fund held an average cash position of more than 15% and an overweight position in defensive sectors such as healthcare and consumer staples.  Pfizer (PFE) and K-Sea Transportation (KSP) contributed the most to the Fund’s performance.  Pfizer’s new CEO has indicated a willingness to unlock hidden value by spinning off individual businesses, and investors have discovered newfound enthusiasm for the stock.  K-Sea Transportation announced that it is being acquired by a competitor, and its stock price is now trading very close to our estimate of intrinsic value.  Novartis (NVS) and John B. Sanfilippo (JBSS) both declined in market value over the past six months, detracting from Appleseed’s performance.  In our estimation, their recent stock price declines are likely not an indication of any impairment in intrinsic value.  Accordingly, we added to our positions in these companies.

It is not atypical for our investment style to underperform in market environments when stock prices are increasing rapidly due to waxing greed and waning fear on the part of Mr. Market.  We are not focused on short-term results, which are indicative of nothing but Mr. Market’s recent mood swings.  Investors who expected Appleseed Fund to outperform in every market environment have been disappointed of late, and those investors will most certainly be disappointed some time in the future.  Our objective is to generate attractive long-term returns for shareholders, and we are more than satisfied with Appleseed’s long-term results.  Since Appleseed’s inception in 2006, the Fund is exceeding the return of the S&P 500 Index by almost 8% per annum.

www.appleseedfund.com                                                                                                               1                                                                    (800) 470-1029

The following chart represents the performance information for the Appleseed Fund – Investor Class shares as of March 31, 2011.  The performance figures do not include the Appleseed Fund – Institutional Class shares, since the share class commenced operations on January 31, 2011.

Performance Chart
Through 03/31/11
Appleseed Fund (APPLX)
S&P 500 Index
Three Months
Six Months
One Year
Three Years
Annualized Since Inception (12/08/06)
20.0%
15.0%
10.0%
5.0%
0.0%
Total Return
4.8%
5.9%
10.0%
17.3%
6.7%
15.7%
16.8%
2.4%
8.5%
0.8%

The gross expense ratio of Investor shares of the Fund is 1.64%, and the net expense ratio after contractual fee waivers is 1.31%. The advisor has contracted with the Fund to waive fees to maintain a 1.24% expense ratio for the Investor shares (excluding indirect expenses) through February 29, 2012. Performance data above represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate.  An investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Current performance data is available by calling us toll free at 1-800-470-1029.

You can’t predict, but you can prepare

From time to time, it appears as though the market provides investors with “Can’t Miss” opportunities (the tech mania of the late ‘90s was one such period and the housing boom another), at least until it is otherwise proven.  Ultimately, there is no such thing as a “Can’t Miss” investment—it is merely a sales pitch or a delusion.  To state the obvious, risk exists because the future is largely unknowable.

In the words of that eminent philosopher, Yogi Berra--- “It’s tough to make predictions, especially of the future.”

Looking beyond the obvious sophomoric validity of those words, they ring true to us.   One of our primary responsibilities as Appleseed’s portfolio manager is to limit risk exposure---and, with it, the uncertainties associated with the future---as best we can.   To help mitigate risk, we routinely take a number of actions: we limit our holdings to companies where we believe the balance sheet is solid, the cash flow is positive or will shortly turn positive; and we do our best to ascertain that management is honest and capable and that the business model is durable.  Further, we go to great lengths in trying to understand every aspect of a company’s operations and financial position.  Most importantly, we make a commitment to the stock only when the price we are paying offers a significant margin of safety and when we believe the company is being managed in a sustainable manner.   Because we require a margin of safety, more often than not, we purchase stocks after they have declined in price as a result of what we perceive to be a temporary headwind.  Our investment posture is decidedly contrarian.

www.appleseedfund.com                                                                                                               2                                                                    (800) 470-1029

We try not to confuse the unfamiliar with the improbable

When making an investment we make our best attempt to understand the risks that represent future uncertainty and identify improbable risks that we cannot easily foresee.  It is the latter we worry most about, and, with this in mind, we work hard to minimize the unfamiliar to reduce the probability of getting surprised by it.  We are not always successful.

An example of where we were surprised by an improbable risk was our ownership of a specialty retailer some years ago that was struggling but had a pristine balance sheet.  As a result of the company’s balance sheet strength, we believed we had time on our side waiting for management to address its operating issues.  Unbeknownst to us, and we presume to other shareholders as well, a class action suit had been filed in a Florida court by a group of the company’s unhappy customers.  This suit proved to be the company’s undoing because the judge awarded this class an unprecedented (and, for the most part, an uncollected) $60 million of merchandise credits.  It was just a short while later that the company went bankrupt.  We sold the stock prior to the bankruptcy, but we still realized a loss on the investment.

The fear of getting surprised like that has been seared in our brains.

This is why the most important risk mitigation tool we use is the effort we exert to understand every aspect of a company’s operations and its financial position.  We seek a high comfort level with every aspect of every investment; this limits the number of nights that we lay awake at night.

Investing in an environment with geopolitical risks

Notwithstanding our efforts, just since the first of the year, there have been two totally unforeseen geopolitical events of considerable importance.

The first, and perhaps the one with potentially the most far-reaching implications, is the political instability that initially surfaced in Tunisia and which has spread to Egypt and other countries in the Middle East and North Africa (MENA).  Why this has occurred, why now, to what extent it may spread further, and what impact it will have, no one can say with any certitude at this time.  Some, including ourselves, strongly suspect that food inflation was an important catalyst driving the unrest.  Certainly what is occurring is momentous and we hope the citizens of the affected countries gain the political and economic freedom they are seeking.

Despite the obvious import of recent developments in the MENA region, thus far, the markets have traded with hardly a ripple.  Of course, it is possible that stability will somehow return in relatively short order, that Libya’s oil will soon again flow uninterruptedly to Europe, that the Suez Canal will remain open, and that the recent spike of energy prices will not serve as a significant drag on the global economy.

On the other hand, it would be reckless not to think that considerable uncertainty exists as to how events will unfold in this highly volatile, oil-rich region of the world and consequently how the global economy and markets might be affected.  If nothing else, the tenuous political situation in the MENA countries highlights (yet again) the misguided dependence the world economy has on the world’s depleting oil reserves and on fossil fuels more generally.

The second unforeseen event was the March 11th earthquake in Japan, which was soon followed by a devastating tsunami, taking the lives of thousands of individuals and causing damage measured in the hundreds of billions of dollars, which, in turn, led to a partial nuclear meltdown and a radioactive release that, more than a month later, is not contained.  One can only imagine what a trial it has been for the Japanese to cope with all of the losses, both human and otherwise.  Our thoughts and prayers go out to all those impacted by this tragedy.

www.appleseedfund.com                                                                                                              3                                                                    (800) 470-1029

Unsurprisingly, the Japanese economy, which was not especially strong prior to this sequence of unfortunate events, has since weakened significantly and undoubtedly is in recession.  It likely will take many years to fully rebuild, replace, and recover what was lost.  The good news is that the Japanese people are extremely resilient and resourceful, having demonstrated time and again that they can bear the unbearable.  Also helpful is the tremendous amount of capital that has flowed into the country and into the banking system in the past five weeks.  Consequently, it is reasonable to believe this economy should turn around and emerge from recession, and hopefully sooner rather than later.  An improving Japanese economy is important since it is the third largest in the world and also one of the most globally interconnected as well.

Just prior to the Japanese earthquake, we had become increasingly intrigued with the Japanese market as an investment opportunity for a number of different reasons:

•
Japanese stocks, which have been in a two-decade bear market, were trading at compelling valuations; for example, the Nikkei (the Japanese stock index equivalent to the Dow Jones Industrials in the U.S.) was trading at an attractive price/book value of 1.0x.

•	In recent years, Japanese companies have become increasingly shareholder-friendly, returning significant cash to investors in the form of dividends and share-buybacks.

•
A limiting factor to past strength of both the Japanese economy and Japanese equities has been the yen, which appreciated from 248 yen/dollar in 1984 to just 83 yen today.  A weaker yen, which is not out of the question given the enormous amount of Japanese government debt outstanding relative to GDP, should be a boon for both its exports and the Nikkei.

•	The Japanese are under-invested in stocks and over-invested in savings accounts earning close to 0%; the impact on stocks with just a modest asset re-allocation to equities could be substantial.

Understandably, investors initially reacted negatively to the earthquake, taking the Nikkei down to levels not seen since before 1985.  This pressure on stock prices following the earthquake became the final catalyst for us to purchase the common stock of two Japanese companies—Rohm (ticker: 6963) and Mabuchi Motor (ticker: 6592).

Rohm is a diversified producer of semiconductor components, such as integrated circuits, resistors, LEDs, and power modules.  Mabuchi commands a global market share of over 50% in small Direct Current (“DC”) motors that are used in a myriad of applications such as the fan in your computer and the electronic parking brake in your car. We believe the balance sheets and the valuations of the companies provide us with considerable downside protection should something unforeseen occur.  Both companies have no debt and their stocks trade at a discount to tangible book value, while 60% of the market capitalization of Rohm and 80% of the market capitalization of Mabuchi Motor is in the form of net cash and investments on their respective balance sheets.  Furthermore, both companies are also working aggressively to incorporate energy efficiencies into their products.  Finally, the majority of sales for both companies are generated outside Japan; therefore, the long-term impact of the earthquake should be modest for both companies.

Before closing this letter, let us say once again that we continue to anticipate accelerating inflation.  With money printing continuing 24/7, the Federal Reserve seemingly remains unconcerned with the issue of commodity inflation, yet it is clearly pinching.  One only needs a trip to the grocer for a reminder.  Moreover, even in the face of a slack labor market, the U.S. Government’s Consumer Price Index is still showing that prices are rising and inflation becoming broader based---and the index is weighed down by deflating prices in the very large housing component.

www.appleseedfund.com                                                                                                              4                                                                    (800) 470-1029

Further away from home, inflation has become a more significant matter; fearing the ravages of inflation the European Central Bank raised interest rates just last week following prior interest rate hikes in India, China, and Brazil designed to combat inflation in those countries.

Suffice it to say, our strategies that aim to protect the real value of your capital (that is, inflation adjusted) remain in place.  Again, we thank you for your continued confidence in our ability to navigate through the current market environment on your behalf.

Sincerely,

The Fund's past performance does not guarantee future results.  The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

At the end of the Fund’s reporting period on March 31, 2011, Pfizer (PFE) represented 6.4%, K-Sea Transportation (KSP) represented 3.9%, Novartis (NVS) represented 7.1%, John B. Sanfilippo (JBSS) represented 4.9%, Rohm (6963) represented 2.7%, and Mabuchi Motor (6592) represented 3.4% of the portfolio, respectively.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund's prospectus contains this and other information about the Fund, and should be read carefully before investing.  You may obtain a current copy of the Fund's prospectus by calling 1-800-470-1029.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN  46208 (Member FINRA).

www.appleseedfund.com                                                                                                               5                                                                    (800) 470-1029

Investment Results - (Unaudited)

The performance figures do not include the Appleseed Fund – Institutional Class, since the share class commenced operations on January 31, 2011.

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   Since inception returns are reported as average annual rates.
*** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above.  Please read it carefully before investing.

 The Fund is distributed by Unified Financial Securities, member FINRA.

www.appleseedfund.com                                                                                                               6                                                                   (800) 470-1029

Investments Results – continued (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Appleseed Fund - Investor Class and the S&P 500 Index
Appleseed Fund $14,195
S&P 500 Index $10,338
$14,195
$10,338
Inception Date 12/08/2006
Value
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Jun-10
Sep-10
Dec-10
Mar-11
Date

The chart above assumes an initial investment of $10,000 made on December 8, 2006 (commencement of Fund operations) and held through March 31, 2011. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029.  The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing.  The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com                                                                                                               7                                                                    (800) 470-1029

Fund Holdings – (Unaudited)

      1As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management.  The investment objective of the Appleseed Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2010 to March 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

                                                                                                                                                        8

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions.  The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund - Investor Class	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period October 1, 2010 – March 31, 2011*
Actual	$1,000.00	$1,099.85	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24

*Expenses are equal to the Investor Class annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Appleseed Fund - Institutional Class	Beginning Account Value	Ending Account Value March 31, 2011	Expenses Paid During the Period Ended March 31, 2011*
Actual	$1,000.00	$1,069.10	$1.66
Hypothetical (5% return before expenses)	$1,000.00	$1019.99	$4.99

*Expenses are equal to the Institutional Class annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the partial year period).

**The hypothetical example is calculated based on a six month period from October 1, 2010 to March 31, 2011.  Accordingly, expenses are equal to the Institutional Class annualized expense ratio of 0.99%, multiplied by the average account value over the six month period, multiplied by 182/365 (to reflect the partial year period).

                                                                                                                                                        9

Appleseed Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Common Stocks - 65.59%	Shares	Fair Value

Consumer Discretionary - 6.07%
Hanesbrands, Inc. (a)	237,475	$6,421,324
PetSmart, Inc.	72,030	2,949,629
		9,370,953

Consumer Staples - 4.97%
Female Health Company / The	37,600	187,624
John B. Sanfilippo & Son, Inc. (a)	639,475	7,481,858
		7,669,482

Diversified - 4.23%
PICO Holdings, Inc. (a)	217,186	6,528,611

Energy - 7.28%
Nabors Industries, Ltd. (a)	238,800	7,254,744
Noble Corp.	87,193	3,977,745
		11,232,489

Financials - 7.53%
AllianceBernstein Holding LP (d)	67,811	1,478,280
Annaly Capital Management, Inc. (b)	161,459	2,817,460
Willis Group Holdings PLC	181,550	7,327,358
		11,623,098

Health Care Services - 3.74%
Albany Molecular Research, Inc. (a)	809,255	3,447,426
PDI, Inc. (a)	287,602	2,332,452
		5,779,878

Industrials - 7.19%
K-Sea Transportation Partners L.P. (a) (d)	725,866	5,937,584
Mabuchi Motor Co., Ltd.	108,100	5,165,010
		11,102,594

Materials - 4.20%
Sealed Air Corp.	242,909	6,475,954

Pharmaceuticals - 17.69%
Johnson & Johnson	109,400	6,481,950
Novartis AG (c)	201,150	10,932,502
Pfizer, Inc.	487,300	9,897,063
		27,311,515

Technology - 2.69%
Rohm Company, Ltd. (a)	66,000	4,148,890

TOTAL COMMON STOCKS (Cost $90,289,099)		101,243,464

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Gold Trusts - 16.64%	Shares	Fair Value

Central Gold Trust (a) (h)	112,590	$6,117,015
ETFS Gold Trust (a) (e)	23,500	3,353,450
iShares Gold Trust (a) (e)	151,000	2,115,510
SPDR Gold Trust (a) (e)	57,700	8,067,614
Sprott Physical Gold Trust (a) (f) (h)	477,200	6,031,808

TOTAL GOLD TRUSTS (Cost $20,104,986)		25,685,397

	Principal
Certificates of Deposit - 1.30%	Amount

One California Bank, 0.15%, 06/02/2011	$501,043	501,042
Self-Help Federal Credit Union, 1.01%, 05/18/2011	252,286	252,286
Self-Help Federal Credit Union, 1.01%, 05/18/2011	252,286	252,286
Shorebank Pacific, 0.50%, 04/13/2011	250,000	250,000
University Bank, 0.25%, 04/06/2011	750,000	750,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,005,615)		2,005,614

Money Market Securities - 16.27%	Shares

Federated Government Obligations Fund - Institutional Shares, 0.01% (g)	25,110,519	25,110,519

TOTAL MONEY MARKET SECURITIES (Cost $25,110,519)		25,110,519

TOTAL INVESTMENTS (Cost $137,510,219) - 99.80%		$154,044,994

Other assets less liabilities - 0.20%		307,971

TOTAL NET ASSETS - 100.00%		$154,352,965

(a) Non-income producing
(b) Real Estate Investment Trust
(c) American Depositary Receipt
(d) Limited Partnership
(e) Exchange-Traded Fund
(f) Closed-End Mutual Fund
(g) Variable Rate Security; the money market rate shown represents the rate at March 31, 2011.
(h) Passive Foreign Investment Company

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Assets and Liabilities
March 31, 2011
(Unaudited)

Assets
Investments in securities, at fair value (cost $137,510,219)	$154,044,994
Receivable for investments sold	829,603
Receivable for fund shares purchased	771,159
Dividends receivable	387,816
Prepaid expenses	44,592
Interest receivable	3,477
Total assets	156,081,641

Liabilities
Payable for investments purchased	1,073,784
Payable for Fund shares redeemed	491,786
Payable to Adviser (a)	91,753
Administration Plan fees accrued, Investor Class (a)	31,274
Payable to administrator, fund accountant, and transfer agent	17,604
Payable to custodian	1,962
Payable to trustees and officers	1,566
Other accrued expenses	18,947
Total liabilities	1,728,676

Net Assets	$154,352,965

Net Assets consist of:
Paid in capital	$133,289,775
Accumulated undistributed net investment income	(357,835)
Accumulated undistributed net realized gain (loss) from investment transactions	4,886,313
Net unrealized appreciation (depreciation) on investments	16,534,712

Net Assets	$154,352,965

Net Assets: Investor Class	$151,128,088

Shares outstanding (unlimited number of shares authorized)	11,233,491

Net asset value and offering price per share	$13.45

Redemption price per share ($13.45 * 98%) (b)	$13.18

Net Assets: Institutional Class	$3,224,877

Shares outstanding (unlimited number of shares authorized)	239,652

Net asset value and offering price per share	$13.46

Redemption price per share ($13.46 * 98%) (b)	$13.19

(a) See Note 4 in the Notes to the Financial Statements
(b) The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statement of Operations
For the six months ended March 31, 2011
(Unaudited)

Investment Income
Dividend income (net of withholding tax $32,167)	$1,122,446
Interest Income	9,590
Total Investment Income	1,132,036

Expenses
Investment Adviser fee (a)	692,133
Administration Plan Fee, Investor Class (a)	61,282
Administration expenses	51,533
Transfer agent expenses	28,371
Fund accounting expenses	24,785
Registration expenses	16,463
Legal expenses	15,645
Printing expenses	14,564
Custodian expenses	12,281
Auditing expenses	8,222
Trustee expenses	4,854
CCO expenses	4,035
Miscellaneous expenses	3,215
Insurance expense	2,371
24f-2 expense	2,101
Pricing expenses	1,037
Total Expenses	942,892
Less: Fees waived & expenses reimbursed by Adviser (a)	(85,629)
Net operating expenses	857,263
Net Investment Income (Loss)	274,773

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	4,905,957
Change in unrealized appreciation (depreciation) on investment securities	8,066,637
Net realized and unrealized gain (loss) on investment securities	12,972,594
Net increase (decrease) in net assets resulting from operations	$13,247,367

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Statements of Changes In Net Assets

	Six Months Ended
	March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations
Net investment income (loss)	$274,773	$619,133
Net realized gain (loss) on investment securities	4,905,957	1,367,066
Change in unrealized appreciation (depreciation)
on investment securities	8,066,637	2,135,486
Net increase (decrease) in net assets resulting from operations	13,247,367	4,121,685

Distributions
From net investment income, Investor Class	(1,231,390)	(157,104)
From net realized gains, Investor Class	(1,218,683)	(183,941)
Total distributions	(2,450,073)	(341,045)

Capital Share Transactions - Investor Class
Proceeds from Fund shares sold	50,248,585	143,692,801
Proceeds from redemption fees collected (a)	10,045	108,316
Reinvestment of distributions	2,324,834	329,276
Amount paid for Fund shares redeemed	(37,855,319)	(78,129,707)
Net increase (decrease) in net assets resulting from
Investor Class capital share transactions	14,728,145	66,000,686

Capital Share Transactions - Institutional Class (b)
Proceeds from Fund shares sold	3,141,379	-
Net increase (decrease) in net assets resulting from
Institutional capital share transactions	3,141,379	-

Total Increase (Decrease) in Net Assets	28,666,818	69,781,326

Net Assets
Beginning of period	125,686,147	55,904,821

End of period	$154,352,965	$125,686,147

Accumulated undistributed net investment income
included in net assets at end of period	$(357,835)	$598,782

Capital Share Transactions - Investor Class
Shares sold	3,893,628	11,568,195
Shares issued in reinvestment of distributions	181,626	26,420
Shares repurchased	(2,934,569)	(6,381,581)

Net increase (decrease) in Investor Class shares outstanding	1,140,685	5,213,034

Capital Share Transactions - Institutional Class (b)
Shares sold	239,652	-

Net increase (decrease) in Institutional Class shares outstanding	239,652	-

(a) The Fund charges a 2% redemption fee on shares redeemed within 90 calendars days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.
(b) For the period January 31, 2011 (Commencement of the Institutional Class) through March 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund - Investor Class
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended March 31, 2011 (Unaudited)		Year ended September 30, 2010		Period ended September 30, 2009	(a)	Year ended November 30, 2008		Period ended November 30, 2007	(b)

Selected Per Share Data:
Net asset value, beginning of period	$12.45		$11.46		$7.44		$9.85		$10.00
Income from investment operations:
Net investment income (loss)	0.03	(c)	0.07	(c)	0.07	(c)	0.22	(c)	0.12
Net realized and unrealized gain (loss) on investments	1.21		0.95		4.04		(2.46)		(0.26)
Total from investment operations	1.24		1.02		4.11		(2.24)		(0.14)

Less distributions to shareholders:
From net investment income	(0.12)		(0.02)		(0.09)		(0.17)		(0.02)
From net realized gain	(0.12)		(0.02)		-		-	(d)	-
Total distributions	(0.24)		(0.04)		(0.09)		(0.17)		(0.02)

Paid in capital from redemption fees	-	(e)	0.01		-	(e)	-	(e)	0.01

Net asset value, end of period	$13.45		$12.45		$11.46		$7.44		$9.85

Total Return (f)	9.99%	(g)	9.03%		55.95%	(g)	(23.07)%		(1.33)%	(g)

Ratios and Supplemental Data:
Net assets, end of period (000)	$151,128		$125,686		$55,905		$8,992		$6,501
Ratio of expenses to average net assets (l)	1.24%	(h)(m)	1.24%		1.17%	(h)(k)	0.90%		0.90%	(h)
Ratio of expenses to average net assets
before reimbursement & federal income taxes (l)	1.36%	(h)	1.32%		2.02%	(h)	3.09%		3.52%	(h)(i)
Ratio of net investment income (loss) to
average net assets (l)	0.39%	(h)	0.54%		0.87%	(h)	2.40%		1.40%	(h)
Ratio of net investment income (loss) to
average net assets before reimbursement & federal income taxes (l)	0.27%	(h)	0.46%		0.02%	(h)	0.21%		(1.22)%	(h)(j)
Portfolio turnover rate	29.17%		61.48%		40.54%		127.63%		27.07%

(a) The Fund's Board of Trustees elected to change its fiscal year end from November 30 to September 30.
The information presented is from December 1, 2008 through September 30, 2009.
(b) For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Net realized gain distributed amounted to less than $0.005 per share.
(e) Redemption fees resulted in less that $0.005 per share.
(f) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g) Not annualized.
(h) Annualized.
(i) The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(j) The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(k) Effective April 1, 2009, the Adviser has contractually agreed to cap the Fund's expenses at 1.24%. Prior to April 1,
2009, the Fund's expense cap was 0.90%.
(l) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(m) Effective January 28, 2011, the Adviser has contractually agreed to cap the Fund's expenses at 0.99%. Prior to January 28,
2011, the Fund's expense cap was 1.24%. The Fund adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Investor Class shares.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund - Institutional Class
Financial Highlights
(For a share outstanding during the period)

	For the
	Period Ended
	March 31, 2011	(a)
	(Unaudited)

Selected Per Share Data
Net asset value, beginning of period	$12.59

Income from investment operations:
Net investment income	0.04	(c)
Net realized and unrealized gain (loss) on investments	0.83
Total from investment operations	0.87

Net asset value, end of period	$13.46

Total Return (b)	6.91%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$3,225
Ratio of expenses to average net assets (f)	0.99%	(e)
Ratio of expenses to average net assets
before waiver and reimbursement (f)	1.27%	(e)
Ratio of net investment income (loss) to
average net assets (f)	1.99%	(e)
Ratio of net investment income (loss) to
average net assets before waiver and reimbursement (f)	1.71%	(e)
Portfolio turnover rate	29.17%

(a) For the period January 31, 2011 (commencement of operations) to March 31, 2011.
(b) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c) Net investment income per share is based on average shares outstanding during the period.
(d) Not annualized.
(e) Annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Notes to the Financial Statements
March 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board.  The Fund’s investment Adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”).  The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class.  Investor shares were first offered to the public on December 8, 2006; and Institutional shares were first offered to the public on January 31, 2011.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.  The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified.  As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships is recognized on the ex-date.  The calendar year end classification

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed with 90 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

•

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, exchange-traded funds, American Depositary Receipts, limited partnerships, real estate investment trusts, gold trusts, and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$101,243,464	$-	$-	$101,243,464

Gold Trusts	25,685,397	-	-	25,685,397

Certificates of Deposit	-	2,005,614	-	2,005,614

Money Market Securities	25,110,519	-	-	25,110,519

Total	$152,039,380	$2,005,614	$-	$154,044,994
 * Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of March 31, 2011.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2011, before the waiver described below, the Adviser earned a fee of $692,133 from the Fund.  The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses through February 29, 2012, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Investor Class only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, any 12b-1 fees, and extraordinary expenses do not exceed 0.99% of the Fund’s average daily net assets.  Prior to January 28, 2011, the Fund’s expense cap was 1.24%.  For the six months ended March 31, 2011, the Adviser waived fees of $85,629.  At March 31, 2011, the Adviser was owed $91,753 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.  The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at September 30, 2010 are as follows:

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

	Recoverable through		Recoverable through
Amount	November 30,	Amount	September 30,

$129,303	2010	$152,291	2012
$163,135	2011	$91,650	2013

For the six months ended March 31, 2011, $85,629 may be subject to potential repayment by the Fund to the Adviser through September 30, 2014.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2011, HASI earned fees of $51,533 for administrative services provided to the Fund.  At March 31, 2011, the Fund owed HASI $10,974 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”).  A Trustee of the Trust is a member of management of the Custodian.  For the six months ended March 31, 2011, the Custodian earned fees of $12,281 for custody services provided to the Fund.  At March 31, 2011, the Fund owed the Custodian $1,962 for custody services.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2011, HASI earned fees of $28,371 from the Fund for transfer agent services. For the six months ended March 31, 2011, HASI earned fees of $24,785 from the Fund for fund accounting services.  At March 31, 2011, the Fund owed HASI $1,542 for transfer agent services and $5,088 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the six months ended March 31, 2011. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such person may be deemed to be affiliates of the Distributor.

The Fund has adopted an Administrative Services Plan Fee with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor.  Financial intermediaries eligible to receive payments under the Administrative Services Plan Fee include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares.  For purposes of the Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Investor Class shares because these fees are paid out of the assets of the Investor Class’ assets on an on-going basis.  For the period ended March 31, 2011, the Investor Class incurred Service fees of $61,282.  At March 31, 2011, $31,274 was unpaid.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the class in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan prior to January 31, 2012.

NOTE 5.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases

U.S. Government Obligations	$-
Other	43,572,989
Sales
U.S. Government Obligations	$-
Other	32,256,063

At March 31, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$18,971,013
Gross (Depreciation)	(2,170,300)
Net Appreciation
(Depreciation) on Investments	$16,800,713

At March 31, 2011, the aggregate cost of securities for federal income tax purposes, was $137,776,157.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At March 31, 2011, Charles Schwab & Co., for the benefit of its customers, owned 26.63% of the Investor class, while Pershing LLC owned 25.63% of the Investor Class.  As a result, Charles Schwab & Co. and Pershing LLC may be deemed to control the Investor class.  At March 31, 2011, Charles Schwab & Co., for the benefit of its customers, owned 53.16% of the Institutional Class.  As a result, Charles Schwab & Co. may be deemed to control the Investor Class.

Appleseed Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On December 23, 2010, an income dividend of $0.1163 per share was made to shareholders of record on December 22, 2010.

On December 23, 2010, a long-term capital gain of $0.1151 per share was made to shareholders of record on December 22, 2010.

The tax characterization of distributions for the fiscal periods ended September 30, 2010, 2009, and 2008 were as follows:

	2010	2009	2008
Distributions paid from:
Ordinary Income	$331,387	$119,045	$142,332
Short-term Capital Gain			$1,798
Long-term Capital Gain	$9,658	$-
	$341,045	$119,045	$144,130

At September 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$844,827
Undistributed long-term capital gains	1,218,932
Unrealized appreciation (depreciation)	8,202,137

$10,265,896

At September 30, 2010, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $11,424 and basis adjustments for investments in grantor trusts, passive foreign investment companies, and limited partnerships.

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Management Agreement Renewal (Unaudited)

The approval of the Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively the “Trustees,” each a “Trustee”) at an in-person meeting held February 6 - 7, 2011.  The Chairman reminded the Trustees that the Advisory Contract Renewal Committee (as used in this section, the "Committee") had met on January 24 and 25, 2011 to consider the renewal of the Agreement and to conduct interviews of the Fund’s portfolio managers and the Adviser’s compliance personnel.

The Trustees confirmed that the Committee had received and they had reviewed the following materials provided by the Fund’s Adviser, the Administrator and the CCO prior to the meeting:  (i) executed copies of the Fund’s Agreement, and expense cap side letter, as applicable;  (ii)  the Administrator’s letter to the Fund’s Adviser requesting detailed information designed to assist the Trustees in their review pursuant to Section 15(c) of the Investment Company Act and the Adviser’s response thereto; (iii) a memorandum from the Trust’s CCO summarizing the Adviser’s compliance program, including its code of ethics and proxy voting policy; (iv) the Adviser’s most current Form ADV Parts I and II and accompanying schedules; (v) current financial statements for the Adviser; (vi) performance reports provided by the Administrator including a Fund’s returns for periods ended December 31, 2010, and comparisons to its benchmark and peer group for the same periods; and (vii) the Administrator’s memorandum analyzing the Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements) compared to those of its peer group.  A trustee confirmed that after reviewing and discussing the 15(c) materials, the Committee had interviewed representatives of the Fund’s Adviser, typically senior executives, portfolio managers and compliance personnel of the Adviser.  A trustee recalled that he had led the Committee’s interview and had asked the questions from the Committee’s standard 15(c) checklist, including but not limited to a request for the Adviser’s current market outlook, a description of any changes in the Adviser’s personnel or operations, and an attribution analysis of the Fund’s performance compared to its benchmark and peer group for the applicable period.

The Committee members then reviewed with the full Board the factors they considered in unanimously determining to recommend that the Board approve the renewal of the Agreement.  After the review the Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision.  They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by their independent legal counsel, and their own business judgment, to be relevant.  They noted that this included information that had been provided by the Trust’s CCO and the Administrator to the Board throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the Agreement.

The Board next considered whether to renew the Management Agreement between the Trust and the Adviser for the Appleseed Fund.

(i)           The Nature, Extent and Quality of Services – The Committee noted that the Adviser manages approximately $694 million in assets, and that the Fund had approximately $132 million in assets, as of December 31, 2010.  The Committee reviewed the responses from the Adviser as to the resources provided to the Fund, and considered the adequacy of such resources in light of the desired growth in the level of Fund assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs.  The Committee determined that the Adviser’s resources appear adequate, and specifically noted that the Adviser provides an investment committee comprised of five portfolio managers to manage the Fund.  The Committee also noted that the Adviser also provides the support of various investment and administrative staff, including its compliance officer, two investment professionals who provide research assistance to the Fund, and a sales director of sales who served as the primary marketing contact for the Fund. The Committee noted that the Adviser reported that Adam Strauss and Bill Pekin reported spending approximately 50% of their time on investment analysis that would benefit the Fund.  The Committee noted that the Adviser was not proposing any changes to the level of services provided to the Fund.

The Committee noted that various compliance reports had been provided by the Adviser and the Trust’s CCO to the Board throughout the year, and noted, based on such reports, that the Fund’s investment policies and restrictions were consistently complied with during the last year.  The Committee remarked that the Trust’s CCO had reviewed the Adviser’s compliance policies and procedures and determined that they appeared reasonably designed to prevent violation of federal securities laws.  They also noted the Adviser’s report that it intended to hire a compliance consultant to assist with compliance.

(ii)           Fund Performance – The Committee discussed the Fund’s performance and reviewed other materials provided by the Adviser and the Administrator with respect to such performance.  The Committee noted that for the one-year period ended December 31, 2010, the Fund had underperformed its benchmark, and its peer group average as reported by the Administrator, but that the Fund had outperformed its benchmark and peer group average over the longer-term, three-year period.  They observed that the Fund maintained a five star Morningstar rating.

(iii)           Fee Rates and Profitability –  The Committee noted that although the Adviser’s 1.00% fee and the Fund’s net expense ratio (after fee waivers and reimbursement) were higher than its peer group average, the Adviser had been capping total operating expenses (with certain exceptions) at 1.24%.  The Adviser reported that beginning January 28, 2011, it would cap such operating expenses of the Fund at 0.99% through February 29, 2012. The Committee noted that the Adviser’s profitability analysis showed a loss.  The Adviser reported that the management agreement had not been profitable since the Fund’s inception.

The Committee noted that the Adviser had reported that it allocates soft dollar products and services among clients, including the Fund, based on usage.  They further noted that the Adviser reported that the average price per share commission rate paid by the Fund was less than $0.01 and that the percentage of total Fund commissions paid brokers with whom the Adviser has soft dollar arrangement is lower than the percentage paid by Adviser’s other clients.  The Committee noted that Adviser does not receive any 12b-1 fees from the Fund.

(iv)           Economies of Scale – In determining the reasonableness of the advisory fees, the Committee also considered whether economies of scale will be realized as the Fund grows larger, and the extent to which this is reflected in the advisory fees.  The Adviser reported that the Fund’s assets had increased by at least 30% due in part to aggressive marketing by the adviser.   The Committee noted that although the Fund’s assets were growing, it did not appear that the adviser has begun to realize any significant economies of scale from managing the Fund.

After reviewing all of the foregoing, the Committee determined that the Fund’s advisory fees (after waiver and reimbursement by Adviser) were reasonable, based on the quality of advisory services provided to the Fund, and unanimously voted to recommend that the Board approve the Fund’s Management Agreement.  The Board unanimously approved renewal of the agreement.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, President
John C. Swhear, Senior Vice President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISER
Pekin Singer Strauss Asset Management, Inc.
21 S. Clark Street, Suite 3325
Chicago, IL  60603

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One U.S. Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 S. High St.
Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

IRON FUNDS

Semi-Annual Report

IRON Strategic Income Fund

March 31 , 2011

Institutional Share Class	IFUNX
Investor Share Class	IRNIX

(877) 322- 0575

WWW.IRONFUNDS.COM

Performance Results - (Unaudited)

Total Returns
(For the periods ended March 31, 2011)

	6 Months	1 Year	Average Annual Returns Three Years	Average Annual Returns Since Inception (October 11, 2006)
Iron Strategic Income Fund - Institutional Class*	5.43%	8.79%	12.45%	10.05%
Merrill Lynch High Yield Master II Index**	7.09%	14.18%	12.69%	9.04%

Total annual operating expenses as disclosed in the Fund's prospectus dated January 31, 2011, were 1.76% of average daily net assets (1.15% excluding fees and expenses of underlying funds in which the Fund invests).

Total Returns
(For the periods ended March 31, 2011)

	6 Months	1 Year	Average Annual Since Inception (February 02, 2009)
Iron Strategic Income Fund - Investor Class*	5.10%	8.35%	20.06%
Merrill Lynch High Yield Master II Index**	7.09%	14.18%	31.01%

Total annual operating expenses as disclosed in the Fund's prospectus dated January 31, 2011, were 2.11% of average daily net assets (1.50% excluding fees and expenses of underlying funds in which the Fund invests).

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses.  Current performance of the Fund may be lower or higher than the performance quoted.   For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*     Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Merrill Lynch High Yield Master II Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Iron Strategic Income Fund - Institutional Class and the Merrill Lynch High Yield Master II Index

Iron Strategic Income Fund - Institutional Class $15,348
Merrill Lynch High Yield Master II Index $14,723
Inception date 10/11/06
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
Value
September-06
December-06
March-07
June-07
September-07
December-07
March-08
June-08
September-08
December-08
March-09
June-09
September-09
December-09
March-10
June-10
September-10
December-10
March-11
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Institutional Class of the Fund and the Merrill Lynch High Yield Master II Index on October 11, 2006 (inception of the share class) and held through March 31, 2011. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds.  Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.  Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.  You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Comparison of the Growth of a $10,000 Investment in the Iron Strategic Income Fund - Investor Class and the Merrill Lynch High Yield Master II Index

Iron Strategic Income Fund - Investor Class $14,634
Merrill Lynch High Yield Master II Index $17,905
Inception date
2/2/09
$18,000
$17,500
$17,000
$16,500
$16,000
$15,500
$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Value
January-09
March-09
May-09
July-09
September-09
November-09
January-10
March-10
May-10
July-10
September-10
November-10
January-11
March-11
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Investor Class of the Fund and the Merrill Lynch High Yield Master II Index on February 2, 2009 (inception of the share class) and held through March 31, 2011. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds.  Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.  The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.  Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.  You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

Fund Holdings – (Unaudited)

1 As a percent of net assets.

The investment objective of the Iron Strategic Income Fund is to maximize total return.  Total return is comprised of both income and capital appreciation.

Availability of Portfolio Schedules – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2010 and held through March 31, 2011.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - (Unaudited)

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Institutional Class	Value	Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual*	$1,000.00	$1,054.29	$5.52
Hypothetical**	$1,000.00	$1,019.55	$5.43

Iron Strategic Income Fund	Beginning Account	Ending Account	Expense Paid During Period
Investor Class	Value	Value	October 1, 2010 -
	October 1, 2010	March 31, 2011	March 31, 2011
Actual***	$1,000.00	$1,050.96	$17.45
Hypothetical**	$1,000.00	$1,007.92	$17.08
*  Expenses are equal to the Institutional Class annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.
*** Expenses are equal to the Investor Class annualized expense ratio of 3.41%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Iron Strategic Income Fund
Schedule of Investments
March 31, 2011
(Unaudited)
Corporate Bonds - Domestic - 12.04%	Principal Amount	Fair Value

Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	$2,182,500
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,165,000
ATP Oil & Gas Corp., 11.875%, 05/01/2015	2,000,000	2,110,000
Blue Merger Sub, Inc., 7.625%, 02/15/2019 (a)	2,000,000	2,037,500
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,127,500
Caesars Entertainment Op., 10.000%, 12/15/2018	2,000,000	1,835,000
Calpine Corp., 7.500%, 02/15/2021 (a)	2,000,000	2,080,000
Case New Holland, Inc., 7.875%, 12/01/2017 (a)	2,000,000	2,232,500
Charter Comm Opt LLC/CAP, 10.875%, 09/15/2014 (a)	2,000,000	2,250,000
Chesapeake Energy Corp., 6.625%, 08/15/2020	2,000,000	2,140,000
CIT Group, Inc., 7.000%, 05/01/2017	2,000,000	2,007,500
Citycenter Holdings/Finance, 7.625%, 01/15/2016 (a)	2,000,000	2,075,000
Clear Channel Worldwide, Series B, 9.250%, 12/15/2017	2,000,000	2,202,500
Clearwire Communications/Finance, 12.000%, 12/01/2015 (a)	2,000,000	2,170,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,200,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	2,020,000
Energy Transfer Equity, 7.500%, 10/15/2020	2,000,000	2,185,000
First Data Corp., 12.625%, 01/15/2021 (a)	2,000,000	2,180,000
Ford Motor Credit Co. LLC, 7.000%, 04/15/2015	2,000,000	2,166,756
Georgia-Pacific LLC, 5.400%, 11/01/2020 (a)	2,000,000	1,978,592
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,230,000
Intl Lease Finance Corp., 8.625%, 09/15/2015 (a)	2,000,000	2,205,000
Lyondell Chemical Co., 11.000%, 05/01/2018	2,000,000	2,255,000
Mcjunkin Red Man Corp., 9.500%, 12/15/2016 (a)	2,000,000	2,035,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	2,002,500
Newpage Corp., 11.375%, 12/31/2014	2,000,000	2,012,500
Nielsen Finance LLC/CO, 7.750%, 10/15/2018 (a)	2,000,000	2,155,000
NRG Energy, Inc., 8.250%, 09/01/2020 (a)	2,000,000	2,090,000
Pinafore LLC/Inc., 9.000%, 10/01/2018 (a)	2,000,000	2,180,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019 (a)	2,000,000	2,060,000
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,170,000
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,183,530
Sears Holding Corp., 6.625%, 10/15/2018 (a)	2,000,000	1,950,000
Transdigm, Inc., 7.750%, 12/15/2018 (a)	2,000,000	2,157,500
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	1,970,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018 (a)	2,000,000	2,105,000
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,130,000
		78,236,378

Corporate Bond - Australia - 0.32%

FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a)	2,000,000	2,085,000

Corporate Bond - Canada - 0.99%

Bombardier, Inc., 7.500%, 03/15/2018 (a)	2,000,000	2,170,000
CHC Helicopter SA, 9.250%, 10/15/2020 (a)	2,000,000	2,070,000
Novelis Inc., 8.750%, 12/15/2020 (a)	2,000,000	2,210,000
		6,450,000

Corporate Bond - Luxembourg - 1.00%

Expro Finance Luxembourg, 8.500%, 12/15/2016 (a)	2,000,000	1,990,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017	2,000,000	2,195,000
Wind Acquisition Finance SA, 11.750%, 07/15/2017 (a)	2,000,000	2,310,000
		6,495,000

Total Corporate Bonds (Cost $92,373,505)		93,266,378

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments
March 31, 2011
(Unaudited)

Mutual Funds - 59.29%	Shares	Fair Value

American Beacon High Yield Bond Fund - Institutional Class (b)	229,298	$2,111,832
Artio Global High Income Fund - Class I	1,458,477	15,211,914
BlackRock High Income Fund - Institutional Class	1,922,397	9,419,748
BlackRock High Yield Bond Fund - BlackRock Class	1,936,937	15,166,216
Columbia High Yield Bond Fund - Class R5	3,797,918	10,786,087
Delaware High-Yield Opportunities Fund - Class I	426,464	1,803,945
DWS High Income Fund - Institutional Class	938,484	4,589,185
Eaton Vance Income Fund of Boston - Institutional Class	1,250,142	7,425,844
Federated High Income Bond Fund - Class A	1,111,539	8,569,966
Federated High Yield Trust - Class I	374,419	2,291,447
Federated Institutional High Yield Bond Fund	458,556	4,617,663
Fidelity Advisor High Income Advantage Fund - Class I	1,058,560	10,363,298
Fidelity Capital & Income Fund	1,961,872	19,206,723
Fidelity High Income Fund	2,055,731	18,830,493
Hartford High Yield Fund - Class Y	459,228	3,457,985
Invesco High Yield Fund - Institutional Class	2,055,798	8,839,932
Ivy High Income Fund - Class I	830,001	7,021,810
Janus High-Yield Fund - Class I	1,678,514	15,492,686
John Hancock High Yield Fund - Class I	2,638,695	10,317,298
JPMorgan High Yield Fund - Select Class	2,150,949	17,874,385
Loomis Sayles Institutional High Income Fund	534,610	4,207,377
Lord Abbett High Yield Fund - Class I	1,327,448	10,566,484
MainStay High Yield Opportunities Fund - Class I	274,426	3,301,344
Metropolitan West High Yield Bond Fund - Class I	1,245,516	13,625,946
MFS High Income Fund - Class I	2,944,523	10,394,167
MFS High Yield Opportunities Fund - Class I	899,412	5,891,151
Natixis Loomis Sayles High Income Fund - Class Y	278,781	1,424,571
Northeast Investors Trust	1,031,617	6,457,924
Nuveen High Income Bond Fund - Class I	383,847	3,523,714
Nuveen High Yield Bond Fund - Class I	82,939	1,508,656
PIMCO High Yield Fund - Institutional Class	1,143,795	10,808,866
Pioneer Global High Yield Fund - Class Y	1,067,661	11,370,592
Pioneer High Yield Fund - Class Y	1,602,881	17,054,658
Principal High Yield Fund I - Institutional Class	1,009,714	11,258,309
Principal High Yield Fund - Institutional Class	191,736	1,549,223
Prudential High Yield Fund, Inc. - Class Z	1,530,349	8,585,257
Putnam High Yield Advantage Fund - Class Y	1,164,373	7,300,617
Putnam High Yield Trust - Class Y	1,708,503	13,275,067
SEI High Yield Bond Fund - Class A	1,084,549	8,199,187
T. Rowe Price High Yield Fund - Investor Class	2,315,720	16,024,782
T. Rowe Price Institutional High Yield Fund	854,523	8,553,772
TIAA-CREF High Yield Fund - Institutional Class	390,236	3,898,459
USAA High-Yield Opportunities Fund	920,108	7,958,937
Vanguard High-Yield Corporate Fund - Admiral Shares	193,074	1,119,827
Western Asset High Yield Portfolio - Institutional Class	446,142	4,006,359

TOTAL MUTUAL FUNDS (Cost $361,215,157)		385,263,703

Exchange-Traded Funds - 5.85%

iShares iBoxx $ High Yield Corporate Bond Fund	228,000	20,966,880
SPDR Barclays Capital High Yield Bond ETF	420,000	17,005,800

TOTAL EXCHANGE-TRADED FUNDS (Cost $37,999,496)		37,972,680

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

Money Market Securities (c) - 26.68%	Shares	Fair Value

Federated Treasury Obligations Fund - Institutional Shares - 0.01%	41,982,545	$41,982,545
Fidelity Institutional Treasury Only Portfolio - Class I - 0.01%	43,782,545	43,782,545
First American Government Obligations Fund - Class Z - 0.00%	43,782,546	43,782,546
First American Treasury Obligations Fund - Class Z - 0.00%	43,782,546	43,782,546

TOTAL MONEY MARKET SECURITIES (Cost $173,330,182)		173,330,182

TOTAL INVESTMENTS (Cost $664,918,340) - 106.17%		$689,832,943

Liabilities in excess of other assets - (6.17)%		(40,085,851)

TOTAL NET ASSETS - 100.00%		$649,747,092

(a) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rates shown represent the rate at March 31, 2011.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Assets and Liabilities
March 31, 2011
(Unaudited)

Assets
Investment in securities:
At cost	$664,918,340
At value	$689,832,943

Cash	$9,000,067
Interest receivable	2,113,745
Dividends receivable	1,987,140
Receivable for Fund shares sold	293,611
Other income receivable	83,334
Prepaid expenses	32,904
Receivable: 12b-1 rebate	5,836
Total assets	703,349,580

Liabilities
Payable for investments purchased	50,531,996
Payable for Fund shares redeemed	2,016,401
Payable to Advisor (a)	554,619
Interest payable	186,868
Payable to administrator, transfer agent, and fund accountant	35,144
12b-1 & Administration Plan fees accrued, Investor Class (a)	2,112
Payable to trustees and officers	1,394
Other payables	250,000
Other accrued expenses	23,954
Total liabilities	53,602,488

Net Assets	$649,747,092

Net Assets consist of:
Paid in capital	$613,748,183
Accumulated undistributed net investment income	1,323,366
Accumulated net realized gain (loss) from investment transactions
and swap agreements	9,760,940
Net unrealized appreciation (depreciation) on investments	24,914,603

Net Assets	$649,747,092

Net Assets: Institutional Class	$646,785,906

Shares outstanding (unlimited number of shares authorized)	53,986,536

Net asset value and offering price per share	$11.98

Redemption price per share (Net Asset Value * 99%) (b)	$11.86

Net Assets: Investor Class	$2,961,186

Shares outstanding (unlimited number of shares authorized)	245,843

Net asset value and offering price per share	$12.05

Redemption price per share (Net Asset Value * 99%) (b)	$11.93

(a) See Note 5 in the Notes to the Financial Statements.
(b) The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statement of Operations
For the six months ended March 31, 2011
(Unaudited)

Investment Income
Dividend income	$17,556,294
Interest income	1,610,206
Total Income	19,166,500

Expenses
Investment Advisor fee (a)	3,060,073
Administration expenses	145,655
Fund accounting expenses	56,232
Custodian expenses	43,437
Transfer agent expenses	23,430
Registration expenses	19,071
Auditing expenses	9,578
Insurance expenses	9,221
Legal expenses	9,029
Miscellaneous expenses	8,688
Printing expenses	7,307
12b-1 fees, Investor Class (a)	5,137
Administration Plan Fee, Investor Class (a)	5,088
Trustee expenses	4,550
Pricing expenses	4,443
24f-2 expenses	4,410
CCO expenses	4,037
Total Expenses	3,419,386
Net Investment Income	15,747,114

Realized & Unrealized Gain (Loss):
Net realized gain (loss) on:
Investment securities	12,024,221
Swap agreements	(1,370,666)
Change in unrealized appreciation (depreciation) on:
Investment securities	4,936,174
Net realized and unrealized gain (loss) on investment securities
and swap agreements	15,589,729
Net increase (decrease) in net assets resulting from operations	$31,336,843

(a) See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Statements of Changes In Net Assets
	For the
	Six Months Ended	For the
	March 31, 2011	Fiscal Year Ended
	(Unaudited)	September 30, 2010
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$15,747,114	$21,904,617
Net realized gain (loss) on investment securities, futures contracts,
and swap agreements	10,653,555	12,918,556
Change in unrealized appreciation (depreciation) on investment securities,
futures contracts, and swap agreements	4,936,174	5,652,876
Net increase (decrease) in net assets resulting from operations	31,336,843	40,476,049

Distributions:
From net investment income, Institutional Class	(16,035,672)	(18,201,408)
From net investment income, Investor Class	(70,979)	(676,781)
From capital gains, Institutional Class	(14,591,863)	(2,583,986)
From capital gains, Investor Class	(542,632)	(999)
Total distributions	(31,241,146)	(21,463,174)

Capital Share Transactions - Institutional Class
Proceeds from shares sold	139,313,390	338,829,228
Reinvestment of distributions	23,985,054	16,616,926
Amount paid for shares redeemed	(53,787,461)	(75,175,569)
Proceeds from redemption fees collected (a)	406	252

Net increase (decrease) in net assets resulting from
Institutional Class capital share transactions	109,511,389	280,270,837

Capital Share Transactions - Investor Class
Proceeds from shares sold	2,306,703	21,672,215
Reinvestment of distributions	613,612	677,780
Amount paid for shares redeemed	(20,090,196)	(2,771,466)
Proceeds from redemption fees collected (a)	1	607

Net increase (decrease) in net assets resulting from
Investor Class capital share tranasactions	(17,169,880)	19,579,136

Total Increase (Decrease) in Net Assets	92,437,206	318,862,848

Beginning of period	557,309,886	238,447,038

End of period	$649,747,092	$557,309,886

Accumulated undistributed net investment income included
in net assets at the end of each period	$1,323,366	$1,682,903

Capital Share Transactions - Institutional Class
Shares sold	11,546,388	28,943,620
Shares issued in reinvestment of distributions	2,018,883	1,425,037
Shares redeemed	(4,465,987)	(6,390,203)

Net increase (decrease) in Institutional Class shares outstanding	9,099,284	23,978,454

Capital Share Transactions - Investor Class
Shares sold	189,725	1,856,741
Shares issued in reinvestment of distributions	51,400	57655
Shares redeemed	(1,680,210)	(233,809)

Net increase (decrease) in Investor Class shares outstanding	(1,439,085)	1,680,587

(a) The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Institutional Class
Financial Highlights
For a share outstanding during each period

	For the Six Months Ended		For the Fiscal Year Ended		For the Fiscal Year Ended		For the Fiscal Year Ended	For the Period Ended
	March 31, 2011		September 30,		September 30,		September 30,	September 30,
	(Unaudited)		2010		2009		2008	2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$11.96		$11.40		$9.42		$10.28	$10.00

Income from investment operations:
Net investment income (loss) (h)	0.30	(b)	0.62	(b)	0.52	(b)	0.43	0.50
Net realized and unrealized gain (loss)	0.33		0.57		1.85		(0.71)	0.26
Total from investment operations	0.63		1.19		2.37		(0.28)	0.76

Less Distributions to shareholders:
From net investment income	(0.31)		(0.52)		(0.38)		(0.35)	(0.48)
From net capital gains	(0.30)		(0.11)		(0.01)		(0.23)	-
Total distributions	(0.61)		(0.63)		(0.39)		(0.58)	(0.48)

Paid in capital from redemption fees (c)	-		-		-		-	-

Net asset value, end of period	$11.98		$11.96		$11.40		$9.42	$10.28

Total Return (d)	5.43%	(e)	10.66%		25.86%		-2.97%	7.72%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$646,786		$537,059		$238,397		$137,048	$148,192
Ratio of expenses to average net assets (f)	1.08%	(g)	1.15%		1.30%	(i)	1.22%	1.28%	(g)
Ratio of net investment income (loss) to
average net assets (f) (h)	5.03%	(g)	5.33%		5.23%	(j)	4.19%	5.06%	(g)
Portfolio turnover rate	65.77%		94.57%		285.55%		222.67%	147.72%

(a) For the period October 11, 2006 (commencement of operations) to September 30, 2007.
(b) Per share amounts calculated using average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying funds in which the fund invests.
(g) Annualized.
(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(i) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.29%.
(j) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.24%.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund - Investor Class
Financial Highlights
For a share outstanding during each period

	For the Six Months Ended March 31, 2011 (Unaudited)		For the Fiscal Year Ended September 30, 2010		For the Period Ended September 30, 2009	(a)

Selected Per Share Data
Net asset value, beginning of period	$12.02		$11.47		$9.30

Income from investment operations:
Net investment income (loss) (b) (g)	0.72		0.58		0.39
Net realized and unrealized gain (loss)	(0.13)		0.58		2.02
Total from investment operations	0.59		1.16		2.41

Less Distributions to shareholders:
From net investment income	(0.26)		(0.50)		(0.24)
From net capital gains	(0.30)		(0.11)		-
Total distributions	(0.56)		(0.61)		(0.24)

Paid in capital from redemption fees	-	(h)	-	(h)	-

Net asset value, end of period	$12.05		$12.02		$11.47

Total Return (c)	5.10%	(d)	10.34%		26.19%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,961		$20,251		$50
Ratio of expenses to average net assets (e)	3.41%	(f)	1.50%		1.64%	(f) (i)
Ratio of net investment income (loss) to
average net assets (e) (g)	11.75%	(f)	4.88%		5.46%	(f) (j)
Portfolio turnover rate	65.77%		94.57%		285.55%

(a) For the period February 2, 2009 (commencement of operations) to September 30, 2009.
(b) Per share amounts calculated using average shares method.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying funds in which the Fund invests.
(f) Annualized.
(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(h) Redemption fees resulted in less than $0.005 per share.
(i) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.63%.
(j) Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.47%.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Notes to the Financial Statements
March 31, 2011
(Unaudited)

NOTE 1.  ORGANIZATION

The Iron Strategic Income Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on February 13, 2006.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Fund is one of a series of funds currently authorized by the Board.  The investment advisor to the Fund is Iron Financial, LLC (the “Advisor”).

The Fund currently offers two classes of shares, Institutional Class and Investor Class.  Institutional shares were first offered to the public on October 11, 2006; and Investor shares were first offered to the public on February 2, 2009.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board.  The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is not a “diversified” fund as the term is defined in the 1940 Act, which means that the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.  The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.  To the extent the Fund invests a significant percentage of its assets with a single counterparty, through swaps or certain repurchase agreements, the Fund is subject to the risks of investing with that counterparty, and may be more susceptible to a single adverse economic or regulatory occurrence affecting that counterparty.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).  Expenses attributable to any class are borne by that class.  Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Swap Agreements - The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller.  The Fund may be either a protection buyer or seller.  The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange.  The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded in realized gain/loss.  Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations.  Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses.  In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.  Please see Note 4 for information on swap agreement activity during the six months ended March 31, 2011.

Futures Contracts - The Fund uses futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.  During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.  During the six months ended March 31, 2011, the Fund did not hold any futures contracts.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Derivative instruments that the Fund invests in, such as swap agreements and futures contracts, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 1 securities.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$-	$93,266,378	$-	$93,266,378
Mutual Funds	385,263,703	-	-	385,263,703
Exchange-Traded Funds	37,972,680	-	-	37,972,680
Money Market Securities	173,330,182	-	-	173,330,182
Total	$596,566,565	$93,266,378	$-	$689,832,943

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of March 31, 2011.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders.  Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities.  Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities.  The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities.  The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk.  Swaps expose the Fund to counterparty risk (described below).  The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets.  The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default.  These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash is restricted and is held as collateral for the swap agreements, and is invested primarily in money market mutual funds.

As of March 31, 2011, the Fund did not hold any credit default swap agreements.  The effect of trading in credit default swap agreements is reflected on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.  For the six months ended March 31, 2011, the realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives were as follows:

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:	Net realized gain (loss) on swap
Credit Default Swap Agreements	agreements and Change in unrealized
appreciation (depreciation) on swap
	agreements	(1,370,666)	-

The Fund had purchased a total notional value of swap agreements of $715,000,000 during the six months ended March 31, 2011. The total notional value of terminated swap agreements was $715,000,000.  The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the six months ended March 31, 2011.  The volume associated with credit derivative positions was approximately 12%, based on average monthly notional amount in comparison to net assets during the six months ended March 31, 2011.  The Fund was not a “protection seller” of credit default swaps during the six months

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2011, the Advisor earned a fee of $3,060,073 from the Fund.   At March 31, 2011, the Fund owed the Advisor $554,619 for advisory services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the six months ended March 31, 2011, HASI earned fees of $145,655 for administrative services provided to the Fund.  At March 31, 2011, HASI was owed $22,598 by the Fund for administrative services.  Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2011, HASI earned fees of $23,430 from the Fund for transfer agent services.  For the six months ended March 31, 2011, HASI earned fees of $56,232 from the Fund for fund accounting services.  At March 31, 2011, the Fund owed HASI $3,286 for transfer agent services and $9,260 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”).  The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred.  It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale.  For the six months ended March 31, 2011, the 12b-1 expense incurred by the Investor Class was $5,137.  The Fund owed Iron Financial LLC $1,862 for 12b-1 fees as of March 31, 2011.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares.  There were no payments made by the Fund to the Distributor for the six months ended March 31, 2011.   The Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s Distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders.  Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

The Admin Plan requires the Distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the Distributor can compensate the financial intermediary pursuant to the Admin Plan. For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions.  For the six months ended March 31, 2011, the Investor class incurred $5,088 in Admin Plan Fees.  At March 31, 2011, the Fund owed Unified Financial Securities, Inc. $250 in Admin Plan Fees.

NOTE 6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases

U.S. Government Obligations	$-
Other	318,974,428
Sales
U.S. Government Obligations	$-
Other	322,638,763

As of March 31, 2011, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$25,771,859

Gross depreciation	(424,595)

Net appreciation (depreciation)
on investments	$25,347,264

At March 31, 2011, the aggregate cost of securities for federal income tax purposes was $665,351,000 for the Fund.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  At March 31, 2011, SEI Private Trust Co., for the benefit of its customers, owned 77.65% of the Institutional class.  As a result, SEI Private Trust Co. may be deemed to control the Institutional class.  At March 31, 2011, Charles Schwab, for the benefit of its customers, owned 73.89% of the Investor class.  As a result, Charles Schwab may be deemed to control the Investor class.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended March 31, 2011, the Institutional class paid quarterly income distributions totaling $0.3096 per share.  On December 6, 2010, the Institutional class paid a short-term capital gain distribution of $0.2952 per share to shareholders of record on December 3, 2010.   On December 6, 2010, the Institutional class paid a long-term capital gain distribution of $0.0092 per share to shareholders of record on December 3, 2010.

For the six months ended March 31, 2011, the Investor class paid quarterly income distributions totaling $0.2643 per share.  On December 6, 2010, the Investor class paid a short-term capital gain distribution of $0.2952 per share to shareholders of record on December 3, 2010.  On December 6, 2010, the Investor class paid a long-term capital gain distribution of $0.0092 per share to shareholders of record on December 3, 2010.

For the fiscal year ended September 30, 2010, the Institutional class paid quarterly income distributions totaling $0.516 per share.  On December 4, 2009, the Institutional class paid a short-term capital gain distribution of $0.1077 per share to shareholders of record on December 3, 2009.

For the fiscal year ended September 30, 2010, the Investor class paid quarterly income distributions totaling $0.498 per share.  On December 4, 2009, the Investor class paid a short-term capital gain distribution of $0.1077 per share to shareholders of record on December 3, 2009.

The tax characterization of distributions paid for the fiscal years ended September 30, 2010 and September 30, 2009 was as follows:

	2010	2009
Distributions paid from:
Ordinary Income*	$21,463,174	$5,441,887
Total Distributions	$21,463,174	$5,441,887

*Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$16,357,443
Unrealized appreciation (depreciation)	19,545,769
$35,903,212

As of September 30, 2010, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $432,660.

NOTE 10.  RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration.  Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market.  The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933.  It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2011, the aggregate value of such securities amounted to $48,588,592 and value amounts to 7.48% of the net assets of the Fund.

Iron Strategic Income Fund
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 10.  RESTRICTED SECURITIES – continued

		Shares or
	Acquisition	Principal	Amortized
	Date	Amount	Cost	Value
Blue Merger Sub. Inc., 7.625%, 02/15/2019	2/15/2011	$2,000,000	$2,036,842	$2,037,500
Bombardier, Inc., 7.500%, 03/15/2018	1/14/2011	2,000,000	2,161,474	2,170,000
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	2,000,000	2,021,964	2,080,000
Case New Holland, Inc., 7.875%, 12/01/2017	1/21/2011	2,000,000	2,234,773	2,232,500
Charter Comm Opt LLC/CAP, 10.875%, 09/15/2014	1/5/2011	2,000,000	2,239,068	2,250,000
CHC Helicopter SA, 9.250%, 10/15/2020	2/15/2011	2,000,000	2,119,344	2,070,000
Citycenter Holdings/Finance, 7.625%, 01/15/2016	3/29/2011	2,000,000	2,075,000	2,075,000
Clearwire Communications/Finance, 12.000%, 12/01/2015	1/14/2011	2,000,000	2,178,931	2,170,000
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,975,482	1,990,000
First Data Corp., 12.625%, 01/15/2021	1/14/2011	2,000,000	1,922,840	2,180,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,064,865	2,085,000
Georgia-Pacific LLC, 5.400%, 11/01/2020	2/14/2011	2,000,000	1,978,422	1,978,592
International Lease Finance Corp., 8.625%, 09/15/2015 (a)	4/14/2010	2,000,000	2,141,338	2,205,000
Mcjunkin Red Man Corp., 9.500%, 12/15/2016	1/5/2011	2,000,000	1,941,391	2,035,000
Nielsen Finance LLC/CO., 7.750%, 10/15/2018	1/14/2011	2,000,000	2,122,777	2,155,000
Novelis, Inc., 8.750%, 12/15/2020	1/14/2011	2,000,000	2,177,385	2,210,000
NRG Energy, Inc., 8.250%, 09/01/2020	1/14/2011	2,000,000	2,059,260	2,090,000
Pinafore LLC/Inc., 9.000%, 10/01/2018 (b)	2/15/2011	2,000,000	2,201,268	2,180,000
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	1/5/2011	2,000,000	2,044,278	2,060,000
Sears Holding Corp., 6.625%, 10/15/2018	1/5/2011	2,000,000	1,907,288	1,950,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,058,834	1,970,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	1/14/2011	2,000,000	2,086,056	2,105,000
Wind Acquisition Finance S.A., 11.750%, 07/15/2017	3/11/2011	2,000,000	2,250,919	2,310,000
				48,588,592

(a) Purchased on various dates beginning 04/14/2010
(b) Purchased on various dates beginning 02/15/2011

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Nancy V. Kelly
Kenneth G.Y. Grant

OFFICERS
Brian L. Blomquist, President
John C. Swhear, Senior Vice President
Christopher E. Kashmerick, Treasurer
Lynn E. Wood, Chief Compliance Officer
Tara Pierson, Secretary

INVESTMENT ADVISOR
Iron Financial,  LLC
630 Dundee Road
Suite 200
Northbrook, IL  60062

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 N Meridian St, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.
Distributed by Unified Financial Securities, Inc., Member FINRA/SIPC
www.ironfunds.com

FCI Funds

Semi-Annual Report

March 31, 2011

Fund Advisor:

Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

Toll Free (877) 627-8504

FCI Equity Fund

Dear Fellow Shareholders:

Market Review

The combination of a muted economic recovery and an accommodative fiscal policy creates a positive backdrop for continued advances in stock prices. One of our concerns is that the end of fiscal stimulus through the QE21 program on June 30, 2011 could have negative consequences for stocks. We are also watching the drag that increased raw material prices may have on corporate profits, which is already an issue for some of the largest consumer products companies in the world.

The stock market has been the beneficiary of the changes in corporate America and with the overall economy.  First, it needs to be remembered this is the third year of the presidential cycle which historically has been a very good year for stock performance. Second, revenue growth is improving and earnings are growing.  Third, there appears to be a fair amount of liquidity with corporations which could be used for expanded merges and acquisitions. Finally, the Fed continues to provide liquidity to the system and we need to remember “Don’t fight the Fed.”

Portfolio Review

March 31, 2011 marked the end of a strongly positive six month period. The Fund increased 16.60% over the period, slightly under-performing the benchmark by 71 basis points. The S&P 500 index total return was 17.31%. We had strong relative performance in both sector overweight and stock selection in basic materials. Stock selection helped in Technology and Healthcare. Detractors for the period came from our overweight in the healthcare sector and stock selection in both consumer sectors.

Fund Performance
ROE (return on equity) metric is a valued part of our process and the period saw companies with higher ROE lagging all other strategies within the S&P 500 (source Merrill Lynch Performance Monitor). An additional detractor from performance was our stock selection within the consumer discretionary sector. The companies more indicative of a robust economy outperformed our selection of more defensive stocks.

1 QE2-Quantitative Easing 2 refers to the second round of the Federal Reserve's monetary policy used to stimulate the U.S. economy following the recession that began in 2007/08. QE2 was initiated in the fourth quarter of 2010 in order to jump-start the sluggish economic recovery. The Federal Reserve announced plans to buy $600 billion in long-term Treasuries, in addition to the reinvestment of an additional $250 billion to $300 billion in Treasuries from earlier proceeds from mortgage-backed securities. This, in theory, would push yields on Treasuries and bonds down, creating a surge in investment and consumption expenditures.

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The S&P 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

FCI Equity Fund - $291,065
S&P 500 Index - $310,983
Inception Date 10/05/2005
$350,000
$325,000
$300,000
$275,000
$250,000
$225,000
$200,000
$175,000
$150,000
Value
Sep-05
Dec-05
Mar-06
Jun-06
Sep-06
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Jun-10
Sep-10
Dec-10
Mar-11
Date

The chart above assumes an initial investment of $250,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2011. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period.   THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FCI Bond Fund

Dear Fellow Shareholders:

Bond Market Review

Market Review

The US bond market posted negative returns for the 6 months ended March 31, 2011.  The Barclays Intermediate Government/Credit Index declined 1.11% over this timeframe.  Interest rates on 5 year Treasuries rose about 1.0% during the period as the market discounted the end of QE22 and reacted negatively to signs of higher inflation and stronger economic growth.  The yield curve steepened with the spread between 10 year and 2 year Treasuries widening to 2.65% from 2.09%.

Portfolio Overview

The large drivers of performance for the period were sector allocation and higher interest earnings.  The Fund continued to be underweight Treasuries and overweight the corporate credit sector contributing to positive relative returns compared to the Index.  Agency mortgages helped performance while the underweight in Agency debentures detracted slightly from performance.  Overall, the portfolio yields about .50% above the benchmark, which was a major factor contributing to positive relative performance.

Fund Performance

The FCI Bond Fund was down .03% over the last six months compared to a -1.11% return for the Barclays Intermediate Government Credit Index.  The large drivers of performance for the period were sector allocation, individual security selection and the mix of investment grade credit holdings in the portfolio.  The overweight in corporate securities in general and greater concentration of BBB and A rated bonds in particular, enhanced returns compared to the Index.

Treasury interest rate movement and the change in shape of the yield curve were not meaningful contributors to performance variability during the period.  Higher income from lower rated investment grade corporate bonds enhanced the overall interest income in the Fund, boosting the return compared to the benchmark

The single biggest contributor to Fund performance during the period was the overweight in corporate credit.  The single biggest detractor to performance during the period was premium amortization.

For the period, the Fund’s overweight in the corporate sector contributed to outperforming the index as the corporate sector outperformed Treasuries by almost 5% The Fund also exhibits higher income potential than the index, contributing to the overall performance.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted.  For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**   The Barclays Intermediate Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above.  Please read it carefully before investing.

 The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

2 QE2-Quantitative Easing 2 refers to the second round of the Federal Reserve's monetary policy used to stimulate the U.S. economy following the recession that began in 2007/08. QE2 was initiated in the fourth quarter of 2010 in order to jump-start the sluggish economic recovery. The Federal Reserve announced plans to buy $600 billion in long-term Treasuries, in addition to the reinvestment of an additional $250 billion to $300 billion in Treasuries from earlier proceeds from mortgage-backed securities. This, in theory, would push yields on Treasuries and bonds down, creating a surge in investment and consumption expenditures.

Comparison of the Growth of a $250,000 Investment in the FCI Bond Fund and the Barclays Intermediate U.S. Government/Credit Index®

FCI Bond Fund - $330,696
Barclays Intermediate U.S. Government/Credit Index - $330,023
Inception Date 10/04/2005
Value
$345,000
$335,000
$325,000
$315,000
$305,000
$295,000
$285,000
$275,000
$265,000
$255,000
$245,000
Sep-05
Dec-05
Mar-06
Jun-06
Sep-06
Dec-06
Mar-07
Jun-07
Sep-07
Dec-07
Mar-08
Jun-08
Sep-08
Dec-08
Mar-09
Jun-09
Sep-09
Dec-09
Mar-10
Jun-10
Sep-10
Dec-10
Mar-11
Date

The chart above assumes an initial investment of $250,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2011. The Barclays Intermediate Government/Credit Bond Index® is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period.   THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-627-8504.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS (Unaudited)

  1As a percent of net assets.

The investment objective of the FCI Equity Fund is long-term capital appreciation

1As a percent of net assets.

The investment objective of the FCI Bond Fund is total return, comprised of both income and capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses  (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2010 to March 31, 2011.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Equity Fund	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 – March 31, 2011
Actual	$1,000.00	$1,165.98	$5.40
Hypothetical **	$1,000.00	$1,019.94	$5.04
*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the     period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 – March 31, 2011
Actual	$1,000.00	$999.65	$3.99
Hypothetical**	$1,000.00	$1,020.94	$4.03
* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
** Assumes a 5% return before expenses.

FCI Funds
FCI Equity Fund
Schedule of Investments
March 31, 2011
(Unaudited)

		Fair
Common Stocks - 92.77%	Shares	Value

Aircraft Engines & Engine Parts - 1.82%
United Technologies Corp.	3,000	$253,950

Aluminum Refining - 1.90%
Alcoa, Inc.	15,000	264,750

Computer Storage Devices - 2.28%
EMC Corp. (a)	12,000	318,600

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.15%
Kimberly-Clark Corp.	4,600	300,242

Crude Petroleum & Natural Gas - 1.88%
Apache Corp.	2,000	261,840

Drilling Oil & Gas Wells - 2.58%
Seadrill Ltd.	10,000	360,700

Electronic Computers - 3.25%
Apple, Inc. (a)	1,300	452,985

Engines & Turbines - 1.96%
Cummins, Inc.	2,500	274,050

Farm Machinery & Equipment - 2.78%
Deere & Co.	4,000	387,560

Fire, Marine Casualty Insurance - 2.40%
Berkshire Hathaway Inc. - Class B (a)	4,000	334,520

Food & Kindred Products - 2.19%
Unilever PLC (b)	10,000	306,200

Gold & Silver Ores - 1.86%
Barrick Gold Corp.	5,000	259,550

Industrial Instruments for Measurement - 2.23%
Danaher Corp.	6,000	311,400

Machine Tools, Metal Cutting Types - 2.24%
Kennametal, Inc.	8,000	312,000

Measuring & Controlling Devices - 1.99%
Thermo Fisher Scientific, Inc. (a)	5,000	277,750

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

		Fair
Common Stocks - 92.77% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 2.14%
Ford Motor Co. (a)	20,000	$298,200

National Commercial Banks - 4.00%
Citigroup, Inc. (a)	55,000	243,100
PNC Financial Services Group, Inc.	5,000	314,950
		558,050

Natural Gas Transmission & Distribution - 2.34%
Spectra Energy Corp.	12,000	326,160

Oil & Gas Field Machinery & Equipment - 1.70%
National-Oilwell Varco, Inc.	3,000	237,810

Oil, Gas, Field Services - 1.54%
Schlumberger Ltd.	2,300	214,498

Petroleum Refining - 1.81%
Exxon Mobil Corp.	3,000	252,390

Pharmaceutical Preparations - 4.63%
Celgene Corp. (a)	6,000	345,180
Teva Pharmaceutical Industries Ltd. (b)	6,000	301,020
		646,200

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.76%
E.I. du Pont de Nemours and Co.	7,000	384,790

Public Building and Related Furniture - 2.53%
Johnson Controls, Inc.	8,500	353,345

Radio & TV Broadcasting & Communications Equipment - 2.36%
QUALCOMM, Inc.	6,000	328,980

Retail - Eating Places - 2.29%
McDonald's Corp.	4,200	319,578

Retail - Variety Stores - 1.79%
Target Corp.	5,000	250,050

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.38%
CME Group, Inc.	1,200	361,860
Lazard Ltd. - Class A	6,000	249,480
		611,340

Security Brokers, Dealers & Flotation Companies - 2.61%
Goldman Sachs Group, Inc./The	2,300	364,481

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

		Fair
Common Stocks - 92.77% - continued	Shares	Value

Semiconductors & Related Devices - 2.01%
Applied Materials, Inc.	18,000	$281,160

Services - Computer Programming, Data Processing, Etc. - 3.36%
Google, Inc. - Class A (a)	800	468,968

Services - Engineering Services - 1.99%
Aecom Technology Corp. (a)	10,000	277,300

Services - Prepackaged Software - 4.22%
Check Point Software Technologies Ltd. (a)	5,000	255,250
Oracle Corp.	10,000	333,700
		588,950

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.21%
Procter & Gamble Co./The	5,000	308,000

Surgical & Medical Instruments & Apparatus - 4.51%
Becton, Dickinson & Co.	4,000	318,480
Covidien PLC	6,000	311,640
		630,120
Telephone Communications (No Radio Telephone) - 1.66%
Verizon Communications, Inc.	6,000	231,240

Wholesale - Motor Vehicles & Motor Vehicle Parts & Supplies - 2.42%
LKQ Corp. (a)	14,000	337,400

TOTAL COMMON STOCKS (Cost $10,870,810)		12,945,107

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

		Fair
Closed End Funds - 1.88%	Shares	Value

Tortoise MLP Fund, Inc.	10,000	$263,000

TOTAL CLOSED END FUNDS (Cost $255,029)		263,000

Money Market Securities - 5.49%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	765,775	765,775

TOTAL MONEY MARKET SECURITIES (Cost $765,775)		765,775

TOTAL INVESTMENTS (Cost $11,891,614) - 100.14%		$13,973,882

Liabilities in excess of other assets - (0.14)%		(19,365)

TOTAL NET ASSETS - 100.00%		$13,954,517

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2011.

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2011
(Unaudited)
		Fair
Closed End Funds - 0.81%	Shares	Value

Calamos Convertible Opportunities & Income Fund	10,500	$140,280
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,500	137,700

TOTAL CLOSED END FUNDS (Cost 270,917)		277,980

Real Estate Investment Trusts - 1.19%
Apollo Commercial Real Estate Finance, Inc.	5,500	89,925
Chimera Investment Corp.	38,000	150,480
Walter Investment Management Corp.	10,500	169,365

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $414,665)		409,770

Holding & Investment Management Companies - 1.92%
Ares Capital Corp.	12,000	202,800
Hercules Technology Growth Capital, Inc.	8,000	88,000
MCG Capital Corp.	23,500	152,750
NGP Capital Resources Co.	10,000	96,400
Pennantpark Investment Co.	10,000	119,200

TOTAL HOLDING & INVESTMENT MANAGEMENT COMAPANIES (Cost $608,051)		659,150

	Principal	Fair
	Amount	Value
Corporate Bonds - 63.91%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$302,677
American Express Credit Co., 7.300%, 08/20/2013	552,000	617,568
Amgen, Inc., 4.850%, 11/18/2014	25,000	27,379
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	326,296
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	92,413
Associates Corp., 6.950%, 11/01/2018	200,000	223,850
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	298,498
Best Buy Co., Inc., 6.750%, 07/15/2013	225,000	246,130
BNP Paribas, 3.250%, 03/11/2015	340,000	343,656
Boeing Co., 5.000%, 03/15/2014	200,000	218,673
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	35,508
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	575,876
Charles Schwab Corp. / The, 6.375%, 09/01/2017	220,000	255,079
Cigna Corp., 8.500%, 05/01/2019	125,000	158,232
Citigroup, Inc., 5.500%, 04/11/2013	600,000	642,319
Citigroup, Inc., 5.125%, 05/05/2014	200,000	213,411
CME Group, Inc., 5.750%, 02/15/2014	250,000	276,842
Comcast Corp., 6.500%, 01/15/2015	99,000	112,131
Compass Bank, 5.900%, 04/01/2026	200,000	190,695

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds - 63.91% - continued
Credit Suisse U.S.A., Inc., 6.125%, 11/15/2011	$200,000	$206,790
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	135,745
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	246,991
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	112,081
Devon Energy Corp., 5.625%, 01/15/2014	125,000	138,315
Discover Financial Services, Inc., 10.250%, 07/15/2019	275,000	354,304
Dow Chemical Co., 7.600%, 05/15/2014	96,000	111,018
Dow Chemical Co., 5.900%, 02/15/2015	100,000	110,932
Fannie Mae, 1.250%, 12/30/2015 (b)	600,000	600,497
FedEx Corp., 7.375%, 01/15/2014	275,000	312,471
Fifth Third Bancorp., 0.424%, 05/17/2013 (b)	250,000	245,889
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	340,072
General Electric Capital Corp., 0.434%, 11/01/2012 (b)	300,000	299,545
General Electric Global., 7.000%, 02/15/2026	180,000	192,879
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	318,077
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	320,522
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	228,854
Hartford Financial Services, 5.375%, 03/15/2017	175,000	181,523
Hewlett-Packard Co., 4.500%, 03/01/2013	200,000	213,134
Home Depot, Inc., 5.400%, 03/01/2016	200,000	221,402
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	643,550
Huntington National Bank, 5.375%, 02/28/2019	250,000	243,200
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	138,550
International Paper Co., 9.375%, 05/15/2019	125,000	161,136
Intuit Inc., 5.750%, 03/15/2017	250,000	274,066
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	199,777
Jefferies Group, Inc., 8.500%, 07/15/2019	265,000	313,100
JP Morgan Chase & Co., 5.375%, 10/01/2012	300,000	318,710
Keycorp, 6.500%, 05/14/2013	400,000	436,193
Lazard Group, 6.850%, 06/15/2017	280,000	298,442
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	266,538
Manulife Financial Corp., 3.400% 09/17/2015	450,000	451,935
Marriott International, Inc., 5.625%, 02/15/2013	150,000	160,545
Merrill Lynch & Co., 0.763%, 01/15/2015 (b)	200,000	193,685
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	268,738
Merrill Lynch & Co., 6.875%, 04/25/2018	300,000	333,678
Metlife, Inc., 6.125%, 12/01/2011	122,000	126,510
Metlife, Inc., 6.817%, 08/15/2018	400,000	463,188
Morgan Stanley, 6.000%, 04/28/2015	350,000	381,533
Morgan Stanley, 5.375%, 10/15/2015	450,000	478,523
National City Corp., 4.900%, 01/15/2015	250,000	268,981

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds - 63.91% - continued
New York Life Insurance Co., 5.250%, 10/16/2012 (a)	$450,000	$479,529
Progressive Corp., 6.375%, 01/15/2012	240,000	250,887
Prudential Financial, Inc., 5.150%, 01/15/2013	200,000	211,518
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	276,150
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	332,210
Public Service Electric and Gas Co., 5.125%, 09/01/2012	175,000	184,973
Regions Financial Corp., 4.875%, 04/26/2013	100,000	101,572
Sempra Energy, 8.900%, 11/15/2013	150,000	174,611
Sempra Energy, 6.500%, 06/01/2016	250,000	285,642
Simon Property Group LP, 5.250%, 12/01/2016	300,000	326,593
Starbucks Corp., 6.250%, 08/15/2017	300,000	338,925
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	440,943
Telecom Italia Capital, 6.175%, 06/18/2014	140,000	150,427
Telefonica Emisiones SAU, 4.949%, 01/15/2015	250,000	264,007
Toyota Motor Credit Corp., 5.170%, 01/11/2012	225,000	232,277
Travelers Companies, Inc., 5.375%, 06/15/2012	250,000	261,491
Tyco International Finance S.A., 6.000%, 11/15/2013	105,000	116,311
Tyco International Finance S.A., 8.500%, 01/15/2019	75,000	96,902
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	120,041
Wachovia Corp., 5.700%, 08/01/2013	350,000	380,639
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	318,126
Zions Bancorp., 7.750%, 09/23/2014	150,000	163,026

TOTAL CORPORATE BONDS (Cost $20,658,057)		21,975,652

U.S. Government Agency Obligations - 3.56%
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	500,000	530,359
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	650,000	694,380

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,184,654)		1,224,739

Asset-Backed Securities - 0.28%
Capital Auto Receivables Asset Trust, 2007-2, 5.390%, 02/18/2014	93,986	95,355

TOTAL ASSET-BACKED SECURITIES (Cost $91,901)		95,355

Mortgage-Backed Securities - 4.10%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	212,200	227,249
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	252,437	265,706
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	159,290	167,663
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	266,194	286,102
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	263,862	283,844
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	168,136	180,027

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,295,534)		1,410,591

See accompanying notes which are an integral part of these financial statements

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2011
(Unaudited)

	Principal	Fair
	Amount	Value
U.S. Government Securities - 20.80%
U.S. Treasury Note, 1.125%, 06/30/2011	1,030,000	1,032,696
U.S. Treasury Note, 0.625%, 07/31/2012	2,160,000	2,165,242
U.S. Treasury Note, 1.875%, 10/31/2017	1,345,000	1,270,500
U.S. Treasury Note, 3.625%, 08/15/2019	975,000	1,008,058
U.S. Treasury Note, 3.500%, 05/15/2020	1,655,000	1,677,636

TOTAL U.S. GOVERNMENT SECURITIES (Cost $7,273,603)		7,154,132

	Shares
Preferred Stocks - 0.08%
Fannie Mae - Series S., 8.250%	16,000	27,200

TOTAL PREFERRED STOCKS (Cost $400,000)		27,200

Exchange-Traded Funds - 0.40%
iShares S&P U.S. Preferred Stock Index Fund	3,500	138,775

TOTAL EXCHANGE-TRADED FUNDS (Cost $138,885)		138,775

Money Market Securities - 2.00%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	687,156	$687,156

TOTAL MONEY MARKET SECURITIES (Cost $687,156)		687,156

TOTAL INVESTMENTS (Cost $33,023,413) - 99.05%		$34,060,500

Other assets less liabilities - 0.95%		326,966

TOTAL NET ASSETS - 100.00%		$34,387,466

(a) Private Placement and restricted security under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable rate securities; the coupon rate shown represents the rate at March 31, 2011.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2011.

See accompanying notes which are an integral part of these financial statements

FCI Funds
Statements of Assets and Liabilities
March 31, 2011
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$11,891,614	$33,023,413
At value	$13,973,882	$34,060,500

Dividends receivable	7,780	17,720
Receivable due from Advisor (a)	737	-
Interest receivable	19	314,757
Receivable for capital stock sold	-	17,935
Prepaid expenses	7,315	7,201
Total assets	13,989,733	34,418,113

Liabilities
Payable from capital stock purchased	14,269	-
Payable to administrator, transfer agent, and fund accountant	7,173	7,458
Payable to trustees and officers	1,415	1,429
Payable to custodian	980	50
Payable to Advisor (a)	-	9,052
Other accrued expenses	11,379	12,658
Total liabilities	35,216	30,647

Net Assets	$13,954,517	$34,387,466

Net Assets consist of:
Paid in capital	$12,768,894	$33,309,742
Accumulated undistributed net investment income (loss)	12,467	6,658
Accumulated net realized gain (loss) from investment transactions	(909,112)	33,979
Net unrealized appreciation (depreciation) on investments	2,082,268	1,037,087

Net Assets	$13,954,517	$34,387,466

Shares outstanding (unlimited number of shares authorized)	1,316,351	3,289,521

Net Asset Value and offering price per share	$10.60	$10.45

Redemption price per share (b) (Net Asset Value * 99%)	$10.49	$10.35

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase.
Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements

FCI Funds
Statements of Operations
For the six months ended March 31, 2011
(Unaudited)

	FCI	FCI
	Equity Fund	Bond Fund
Investment Income
Dividend income (net of foreign withholding tax of $206, Equity Fund)	$101,582	$75,532
Interest income (net of foreign withholding tax of $2, Bond Fund)	135	646,493
Total Income	101,717	722,025

Expenses
Investment advisor fee (a)	41,106	68,101
Administration expenses	15,583	15,583
Transfer agent expenses	13,932	14,289
Fund accounting expenses	9,972	9,972
Legal expenses	7,724	7,753
Audit expenses	6,886	7,483
Trustee expenses	4,515	4,533
Custodian expenses	4,271	6,995
CCO expenses	4,035	4,035
Registration expenses	3,377	3,373
Pricing expenses	1,767	5,956
Insurance expenses	1,154	1,479
Miscellaneous expenses	315	427
24f-2 expenses	90	142
Report printing expenses	89	147
Other expenses	14	6
Total Expenses	114,830	150,274
Reimbursed expenses and waived fees (a)	(46,273)	(14,083)
Net operating expenses	68,557	136,191
Net investment income	33,160	585,834

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	925,162	76,467
Change in unrealized appreciation (depreciation)
on investment securities	1,125,932	(680,045)
Net realized and unrealized gain (loss) on investment securities	2,051,094	(603,578)
Net increase (decrease) in net assets resulting from operations	$2,084,254	$(17,744)

(a) See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements

FCI Funds
Statements of Changes In Net Assets

	FCI Equity Fund

	For the Six Months Ended	Year ended
	March 31, 2011	September 30,
	(Unaudited)	2010
Operations
Net investment income	$33,160	$79,755
Net realized gain (loss) on investment securities	925,162	871,129
Change in unrealized appreciation (depreciation)
on investment securities	1,125,932	(191,380)
Net increase (decrease) in net assets resulting from operations	2,084,254	759,504

Distributions
From net investment income	(75,398)	(81,143)
Total distributions	(75,398)	(81,143)

Capital Share Transactions
Proceeds from shares sold	1,825,014	3,244,145
Reinvestment of distributions	20,694	24,558
Amount paid for shares redeemed	(2,687,783)	(3,945,436)
Net increase (decrease) in net assets resulting
from share transactions	(842,075)	(676,733)

Total Increase (Decrease) in Net Assets	1,166,781	1,628

Net Assets
Beginning of period	12,787,736	12,786,108

End of period	$13,954,517	$12,787,736

Accumulated undistributed net investment income
included in net assets at end of period	$12,467	$54,705

Capital Share Transactions
Shares sold	181,064	371,214
Shares issued in reinvestment of distributions	2,065	2,723
Shares redeemed	(265,189)	(443,706)

Net increase (decrease) from capital share transactions	(82,060)	(69,769)

See accompanying notes which are an integral part of these financial statements

FCI Funds
Statements of Changes In Net Assets

	FCI Bond Fund

	For the Six Months Ended	Year ended
	March 31, 2011	September 30,
	(Unaudited)	2010
Operations
Net investment income	$585,834	$1,182,652
Net realized gain (loss) on investment securities	76,467	645,850
Change in unrealized appreciation (depreciation)
on investment securities	(680,045)	548,039
Net increase (decrease) in net assets resulting from operations	(17,744)	2,376,541

Distributions
From net investment income	(599,083)	(1,164,633)
From net realized gain	(678,349)	(61,663)
Total distributions	(1,277,432)	(1,226,296)

Capital Share Transactions
Proceeds from shares sold	4,151,636	15,684,338
Reinvestment of distributions	82,468	144,874
Amount paid for shares redeemed	(3,696,207)	(9,820,981)
Net increase (decrease) in net assets resulting
from share transactions	537,897	6,008,231

Total Increase in Net Assets	(757,279)	7,158,476

Net Assets
Beginning of period	35,144,745	27,986,269

End of period	$34,387,466	$35,144,745

Accumulated undistributed net investment income
included in net assets at end of period	$6,658	$19,907

Capital Share Transactions
Shares sold	393,258	1,472,355
Shares issued in reinvestment of distributions	7,976	13,725
Shares redeemed	(347,567)	(923,941)

Net increase (decrease) from capital share transactions	53,667	562,139

See accompanying notes which are an integral part of these financial statements

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Equity Fund
	For the Six
	Months Ended		Year ended	Year ended	Year ended		Year ended		Period ended
	March 31, 2011		September	September	September		September		September
	(Unaudited)		30, 2010	30, 2009	30, 2008		30, 2007		30, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$9.14		$8.71	$9.80	$12.76		$10.65		$10.00

Income (loss) from investment operations:
Net investment income	0.02		0.06	0.05	0.05		0.08		0.07
Net realized and unrealized gains (losses)	1.49		0.43	(1.09)	(2.21)		2.11		0.61
Total income from investment operations	1.51		0.49	(1.04)	(2.16)		2.19		0.68

Less distributions:
From net investment income	(0.05)		(0.06)	(0.05)	(0.06)		-		-
From net realized gain			-	-	(0.74)		(0.08)		(0.03)
Total distributions	(0.05)		(0.06)	(0.05)	(0.80)		(0.08)		(0.03)

Paid in capital from redemption fees	-		-	-	-	(b)	-	(b)	-	(b)

Net asset value, end of period	$10.60		$9.14	$8.71	$9.80		$12.76		$10.65

Total Return (c)	16.60%	(d)	5.62%	-10.47%	-18.02%		20.65%		6.76%	(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$13,955		$12,788	$12,786	$10,168		$10,434		$6,730

Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%	1.00%		1.00%		1.00%	(e)
Ratio of expenses to average net assets
before reimbursement	1.68%	(e)	1.84%	1.95%	1.88%		1.91%		4.07%	(e)
Ratio of net investment income to
average net assets	0.48%	(e)	0.65%	0.80%	0.52%		0.79%		0.78%	(e)
Ratio of net investment loss to
average net assets before reimbursement	(0.20)%	(e)	(0.19)%	(0.15)%	(0.36)%		(0.12)%		(2.30)%	(e)
Portfolio turnover rate	70.63%		206.29%	230.75%	197.30%		131.65%		142.15%

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

See accompanying notes which are an integral part of these financial statements

FCI Funds
Financial Highlights
(For a share outstanding throughout each period)

	FCI Bond Fund
	For the
	Six Months
	Ended									Period ended
	March 31, 2011		Year ended		Year ended	Year ended		Year ended		September
	(Unaudited)		September 30, 2010		September 30, 2009	September 30, 2008		September 30, 2007		30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of
period	$ 10.86		$ 10.47		$ 9.64	$ 10.03		$ 9.98		$ 10.00

Income (loss) from investment operations:
Net investment income	0.18		0.43		0.38	0.42		0.40		0.34
Net realized and unrealized
gains (losses)	(0.19)		0.40		0.87	(0.37)		0.05		(0.04)
Total income from
investment operations	(0.01)		0.83		1.25	0.05		0.45		0.30

Less distributions:
From net investment income	(0.19)		(0.42)		(0.38)	(0.44)		(0.40)		(0.32)
From net realized gain	(0.21)		(0.02)		(0.04)	-		-		-
Total distributions	(0.40)		(0.44)		(0.42)	(0.44)		(0.40)		(0.32)

Paid in capital from redemption fees			-	(b)	-	-	(b)	-	(b)	-	(b)

Net asset value, end of period	$ 10.45		$ 10.86		$ 10.47	$ 9.64		$ 10.03		$ 9.98

Total Return (c)	-0.03%	(d)	8.12%		13.16%	0.37%		4.58%		3.03%	(d)

Ratios and Supplemental Data:
Net assets, end of period
(000)	$ 34,387		$ 35,145		$ 27,986	$ 16,116		$ 15,405		$ 9,622

Ratio of expenses to average
net assets	0.80%	(e)	0.80%		0.80%	0.80%		0.80%		0.80%	(e)
Ratio of expenses to average net assets
before reimbursement	0.88%	(e)	0.96%		1.06%	1.21%		1.31%		2.23%	(e)
Ratio of net investment income to
average net assets	3.44%	(e)	3.97%		3.92%	4.15%		4.28%		4.05%	(e)
Ratio of net investment income to
average net assets before
reimbursement	3.36%	(e)	3.81%		3.66%	3.74%		3.77%		2.62%	(e)
Portfolio turnover rate	25.71%		63.02%		61.35%	25.99%		34.10%		49.40%

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

See accompanying notes which are an integral part of these financial statements

FCI Funds
Notes to the Financial Statements
March 31, 2011
(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees.  The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”).  The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the period ended March 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2006.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund.    Each Fund intends to distribute  its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including American depositary receipts, common stocks, real estate investment trusts, closed-end funds, holding and investment management companies, exchange-traded funds and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.

When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined  in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, asset-backed securities, U.S. government securities, U.S. government agency securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used at March 31, 2011 in valuing the Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$12,945,107	$-	$-	$12,945,107

Closed End Funds	263,000	-	-	263,000

Money Market Securities	765,775	-	-	765,775

Total	$13,973,882	$-	$-	$13,973,882

* Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at March 31, 2011 in valuing the Bond Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Closed End Funds	$277,980	-	-	$277,980

Real Estate Investment Trusts	409,770	-	-	409,770

Holding & Investment Management Companies	659,150	-	-	659,150

Corporate Bonds	-	21,975,652	-	21,975,652

U.S. Government Agency Obligations	-	1,224,739	-	1,224,739

Asset-Backed Securities	-	95,355	-	95,355

Mortgage-Backed Securities	-	1,410,591	-	1,410,591

U.S. Government Securities	-	7,154,132	-	7,154,132

Preferred Stocks	27,200	-	-	27,200

Exchange-Traded Funds	138,775	-	-	138,775

Money Market Securities	687,156	-	-	687,156

Total	$2,200,031	$31,860,469	$-	$34,060,500

The Fund had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, (each, an “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated respectively to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets.  For the period ended March 31, 2011, the Advisor earned fees of $41,106 from the Equity Fund and $68,101 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2012.

For the period ended March 31, 2011, the Advisor waived fees and reimbursed expenses of $46,273 for the Equity Fund and $14,083 for the Bond Fund. At March 31, 2011, the Advisor owed $737, to the Equity Fund and was owed $9,052 by the Bond Fund.  Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.  Fees waived during the six months ended March 31, 2010, totaling $46,273 for the Equity Fund and $14,083 for the Bond Fund, may be subject to potential recoupment by the Advisor through September 30, 2014.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2010, were as follows:

		Subject to Repayment
Fund	Amount	Until September 30,

Equity	$92,907	2011
	95,506	2012
	103,957	2013

Bond	$67,410	2011
	58,104	2012
	48,091	2013

The Trust retains Huntington Asset Services, Inc. (“HASI”), formerly known as Unified Fund Services, Inc.  to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended March 31, 2011, HASI earned fees of $15,583 for administrative services provided to the Equity Fund and the Bond Fund, respectively. At March 31, 2011, HASI was owed $2,754 from the Equity Fund and the Bond Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the fiscal year ended March 31, 2011, the Custodian earned fees of $4,271 and $6,995 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31 2011, the Custodian was owed $980 by the Equity Fund and $50 by the Bond Fund for custody services.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. For the period ended March 31, 2011, HASI earned fees of $7,485 for transfer agent services and $6,447 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services for the Equity Fund. For the fiscal year March 31, 2011, HASI earned fees of $7,486 for transfer agent services and $6,803 in reimbursement for out-of-pocket expenses in providing transfer agent services for the Bond Fund. At March 31, 2011, the Equity Fund owed HASI $1,231 for transfer agent services and $1,550 for reimbursement of out-of-pocket expenses. At March, 31, 2011, the Bond Fund owed HASI $1,232 for transfer agent services and $1,833 for reimbursement of out-of-pocket expenses.  For the period ended March 31, 2011, HASI earned fees of $9,972 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.  At March 31, 2011, HASI was owed $1,638 and $1,639 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the period ended March 31, 2011. The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc.  A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the period ended March 31, 2011, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Equity Fund	Bond Fund
U.S. Government Obligations	$-	$4,102,990
Other	9,160,233	4,074,866
Sales
U.S. Government Obligations	$-	$4,980,993
Other	10,345,033	3,656,189

As of March 31, 2011, the net unrealized depreciation of investments for tax purposes was as follows:

	Equity Fund	Bond Fund
Gross Appreciation	$2,057,581	$1,561,215
Gross (Depreciation)	(48,908)	(535,651)

Net Appreciation on Investments	$2,008,673	$1,025,564

At March 31, 2011, the aggregate cost of securities for federal income tax purposes was $11,965,209 for the Equity Fund and $33,034,936 for the Bond Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940.  At May 10, 2011, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 92.60% of the Equity Fund and 69.16% of the Bond Fund. As a result, Midwest Trust Company may be deemed to control each Fund. Additionally, IITC & Co. had an ownership interest of 29.36% of the Bond Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 15, 2010, the Equity Fund paid an income distribution of $0.0539 per share to shareholders of record on December 14, 2010.

The tax characterization of distributions for the fiscal years ended September 30, 2010 and September 30, 2009 was as follows:

	2010	2009
Distributions paid from
Ordinary Income	$81,143	$59,869

 Bond Fund:

For the fiscal year ended March 31, 2011, the Bond Fund paid quarterly income distributions totaling $0.1874 per share to shareholders.

On December 15, 2010, the Bond Fund paid a short-term capital gain distribution of $0.0806 per share and a long-term capital gain distribution of $0.1326 per share to shareholders on December 14, 2010.

The tax characterization of distributions for the fiscal years ended September 30, 2010 and September 30, 2009 was as follows:

	2010	2009
Distributions paid from
Ordinary Income	$1,169,474	$879,400
Long-term Capital Gain	56,822	47,876
	$1,226,296	$927,276

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

At September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Equity	Bond

Undistributed ordinary income	$54,705	$256,842
Undistributed long-term capital gain (loss)	-	410,449
Capital loss carryforward	(1,760,679)	-
Net Unrealized appreciation (depreciation)	882,741	1,705,609
	$(823,233)	$2,372,900

At September 30, 2010, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The Equity Fund deferred wash sales in the amount of $73,595.  The Bond Fund deferred wash sales in the amount of $11,523.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At September 30, 2010, the Equity Fund had available for federal tax purposes unused capital loss carryforwards of $1,760,679, which are available to offset future realized gains.  To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The carryforward expires as follows:

	Amount	Expires September 30,

Equity Fund	$1,161,804	2017
	598,875	2018

 NOTE 10. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Bond Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor. The Bond Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2011, the aggregate value of such securities amounted to $479,529 and value amounts to 1.39% of the net assets of the Bond Fund.

FCI Funds
Notes to the Financial Statements - continued
March 31, 2011
(Unaudited)

NOTE 10. RESTRICTED SECURITIES - continued

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Value

New York Life Insurance Co., 5.250%, 10/16/2012	4/16/2009	450,000	452,634	479,529

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler
Kenneth G.Y. Grant
Nancy V. Kelly

OFFICERS
Brian L. Blomquist, President
John Swhear, Senior Vice President
Christopher E. Kashmerick, Chief Financial Officer and Treasurer
Tara Pierson, Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
Financial Counselors, Inc.
442 West 47th Street
Kansas City, MO  64112

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn LLP
One US Bank Plaza
St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of May 27, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable – filed with annual report

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                    Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Unified Series Trust

By  /s/ Brian L. Blomquist
      Brian L. Blomquist, President

Date           5/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Brian L. Blomquist
       Brian L. Blomquist, President

Date           5/27/11

By   /s/ Chris E. Kashmerick
       Christopher E. Kashmerick, Treasurer

Date           5/27/11